UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Balanced Fund -

Class A, Class T, Class B
and Class C

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Class A
Actual	$ 1,000.00	$ 955.80	$ 4.72
Hypothetical A	$ 1,000.00	$ 1,020.04	$ 4.87
Class T
Actual	$ 1,000.00	$ 954.80	$ 5.78
Hypothetical A	$ 1,000.00	$ 1,018.95	$ 5.97
Class B
Actual	$ 1,000.00	$ 952.00	$ 8.64
Hypothetical A	$ 1,000.00	$ 1,016.01	$ 8.92
Class C
Actual	$ 1,000.00	$ 952.40	$ 8.40
Hypothetical A	$ 1,000.00	$ 1,016.26	$ 8.67
Institutional Class
Actual	$ 1,000.00	$ 957.10	$ 3.36
Hypothetical A	$ 1,000.00	$ 1,021.43	$ 3.47

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.97%
Class T	1.19%
Class B	1.78%
Class C	1.73%
Institutional Class	.69%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each Fidelity Fixed-Income Central Fund.
Top Five Stocks as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	2.4	2.9
AT&T, Inc.	1.4	1.6
Valero Energy Corp.	1.3	1.3
JPMorgan Chase & Co.	0.9	1.0
Bank of America Corp.	0.8	1.0
	6.8
Top Five Bond Issuers as of February 29, 2008
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	8.8	9.8
U.S. Treasury Obligations	6.0	7.1
Freddie Mac	4.9	3.9
Government National Mortgage Association	0.7	0.5
Wachovia Bank NA	0.3	0.0
	20.7
Top Five Market Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	17.3
Energy	11.4	10.9
Information Technology	8.7	10.0
Industrials	8.3	8.4
Consumer Discretionary	6.4	6.5
Asset Allocation (% of fund's net assets)
As of February 29, 2008 *	As of August 31, 2007 **
Stocks 62.9%	Stocks 65.3%
Bonds 40.3%	Bonds 42.1%
Convertible Securities 0.5%	Convertible Securities 0.3%
Other Investments 0.1%	Other Investments 0.0%
Short-Term Investments and Net Other Assets (dagger) (3.8)%	Short-Term Investments and Net Other Assets (dagger) (7.7)%

* Foreign investments	11.7%	** Foreign investments	11.1%
(dagger) Short-term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.1%
ArvinMeritor, Inc.	16,800	$ 190
Gentex Corp.	23,900	385
Johnson Controls, Inc.	11,500	378
The Goodyear Tire & Rubber Co. (a)	17,700	480
TRW Automotive Holdings Corp. (a)	12,000	265
		1,698
Automobiles - 0.3%
Bajaj Auto Ltd.	12,539	707
Daimler AG	10,100	840
Fiat SpA	46,100	973
Renault SA	7,600	812
Winnebago Industries, Inc.	19,258	387
		3,719
Diversified Consumer Services - 0.3%
Carriage Services, Inc. Class A (a)	56,600	447
H&R Block, Inc.	43,500	811
Regis Corp.	46,800	1,172
Service Corp. International	95,000	1,026
Stewart Enterprises, Inc. Class A	159,302	951
		4,407
Hotels, Restaurants & Leisure - 0.7%
Boyd Gaming Corp. (f)	2,300	49
Brinker International, Inc.	49,000	904
Darden Restaurants, Inc.	14,000	432
IHOP Corp.	14,380	658
McCormick & Schmick's Seafood Restaurants (a)	20,276	220
McDonald's Corp.	85,200	4,610
MTR Gaming Group, Inc. (a)	18,325	103
Royal Caribbean Cruises Ltd.	18,000	630
Ruth's Chris Steak House, Inc. (a)	35,600	249
Texas Roadhouse, Inc. Class A (a)	13,800	128
WMS Industries, Inc. (a)	21,300	809
		8,792
Household Durables - 0.5%
Beazer Homes USA, Inc. (f)	56,200	399
Black & Decker Corp.	14,300	983
Centex Corp.	14,500	322
La-Z-Boy, Inc.	59,400	501
Snap-On, Inc.	18,000	899
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.	111,700	$ 459
The Stanley Works	10,800	524
Whirlpool Corp.	21,200	1,789
		5,876
Leisure Equipment & Products - 0.2%
Brunswick Corp.	37,600	613
Callaway Golf Co.	15,426	235
Eastman Kodak Co.	44,900	762
MarineMax, Inc. (a)	38,200	469
Mattel, Inc.	46,700	902
		2,981
Media - 1.3%
Belo Corp. Series A	15,000	177
Cinemark Holdings, Inc.	35,100	507
Clear Channel Communications, Inc.	39,100	1,251
Comcast Corp. Class A	45,400	887
E.W. Scripps Co. Class A	47,900	2,001
Grupo Televisa SA de CV (CPO) sponsored ADR	42,900	944
Liberty Global, Inc. Class A (a)	24,900	936
Live Nation, Inc. (a)	161,387	1,916
Naspers Ltd. Class N sponsored ADR	36,000	682
News Corp. Class A	73,500	1,353
R.H. Donnelley Corp. (a)	14,700	104
The DIRECTV Group, Inc. (a)	27,400	686
Time Warner, Inc.	251,800	3,931
Valassis Communications, Inc. (a)	72,040	808
		16,183
Multiline Retail - 0.3%
Family Dollar Stores, Inc.	48,700	933
Sears Holdings Corp. (a)(f)	14,800	1,415
Target Corp.	19,900	1,047
Tuesday Morning Corp.	54,614	294
		3,689
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	34,700	1,164
American Eagle Outfitters, Inc.	2,550	54
AnnTaylor Stores Corp. (a)	56,300	1,352
Asbury Automotive Group, Inc.	36,423	511
Christopher & Banks Corp.	37,100	401
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Collective Brands, Inc. (a)	100,081	$ 1,578
Foot Locker, Inc.	81,400	1,001
Home Depot, Inc.	36,700	974
OfficeMax, Inc.	34,100	725
Pacific Sunwear of California, Inc. (a)(f)	42,800	478
PetSmart, Inc.	52,777	1,136
Ross Stores, Inc.	46,279	1,289
Select Comfort Corp. (a)	15,000	64
Staples, Inc.	81,440	1,812
Talbots, Inc. (f)	41,900	343
The Children's Place Retail Stores, Inc. (a)	51,917	1,109
The Men's Wearhouse, Inc.	54,100	1,246
TJX Companies, Inc.	15,900	509
Tween Brands, Inc. (a)	46,500	1,376
Williams-Sonoma, Inc.	14,900	348
		17,470
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	12,000	761
Coach, Inc. (a)	20,000	606
Polo Ralph Lauren Corp. Class A	2,300	143
Timberland Co. Class A (a)	5,500	83
		1,593
TOTAL CONSUMER DISCRETIONARY		66,408
CONSUMER STAPLES - 3.6%
Beverages - 0.2%
Cott Corp. (a)	157,144	359
Fomento Economico Mexicano SA de CV sponsored ADR	28,500	1,140
Remy Cointreau SA	14,403	905
		2,404
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	103,288	4,171
Rite Aid Corp. (a)	204,700	547
SUPERVALU, Inc.	46,700	1,226
Sysco Corp.	32,800	920
The Pantry, Inc. (a)	13,120	316
Winn-Dixie Stores, Inc. (a)(f)	137,607	2,250
		9,430
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.9%
BioMar Holding AS	6,450	$ 238
Campbell Soup Co.	13,800	446
Cermaq ASA	56,500	760
Chiquita Brands International, Inc. (a)	54,500	1,116
Corn Products International, Inc.	38,900	1,428
Dean Foods Co.	6,900	148
Global Bio-Chem Technology Group Co. Ltd.	968,000	399
Groupe Danone	4,100	315
Leroy Seafood Group ASA	41,400	859
Lighthouse Caledonia ASA	107,621	89
Marine Harvest ASA (a)	3,108,100	1,841
McCormick & Co., Inc. (non-vtg.)	28,900	996
Nestle SA (Reg.)	1,917	912
TreeHouse Foods, Inc. (a)	10,100	224
Tyson Foods, Inc. Class A	68,800	991
		10,762
Household Products - 0.9%
Central Garden & Pet Co.	89,855	443
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,117	524
Energizer Holdings, Inc. (a)	10,400	965
Procter & Gamble Co.	141,473	9,363
		11,295
Personal Products - 0.2%
Avon Products, Inc.	72,500	2,759
Dabur India Ltd.	34,890	86
Marico Ltd.	60,663	94
		2,939
Tobacco - 0.7%
Altria Group, Inc.	97,570	7,136
British American Tobacco PLC	23,600	889
ITC Ltd.	22,007	110
Japan Tobacco, Inc.	177	894
		9,029
TOTAL CONSUMER STAPLES		45,859
ENERGY - 10.3%
Energy Equipment & Services - 5.1%
BJ Services Co.	28,500	739
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Cameron International Corp. (a)	23,100	$ 981
Compagnie Generale de Geophysique SA sponsored ADR (a)	14,400	700
ENGlobal Corp. (a)	31,061	287
Expro International Group PLC	164,451	4,084
Exterran Holdings, Inc. (a)	18,267	1,272
FMC Technologies, Inc. (a)	12,500	708
Global Industries Ltd. (a)	14,189	261
Grey Wolf, Inc. (a)	109,666	680
Helix Energy Solutions Group, Inc. (a)	22,800	803
Nabors Industries Ltd. (a)	22,700	716
National Oilwell Varco, Inc. (a)	491,900	30,634
Noble Corp.	35,100	1,725
Oceaneering International, Inc. (a)	9,400	564
Parker Drilling Co. (a)	189,171	1,254
Pride International, Inc. (a)	145,700	5,164
Smith International, Inc.	82,100	5,175
Superior Energy Services, Inc. (a)	33,156	1,349
Transocean, Inc. (a)	13,330	1,873
Weatherford International Ltd. (a)	90,500	6,237
		65,206
Oil, Gas & Consumable Fuels - 5.2%
Alpha Natural Resources, Inc. (a)	30,800	1,249
Apache Corp.	8,800	1,009
Arch Coal, Inc.	31,575	1,613
Aurora Oil & Gas Corp. (a)	348,592	230
Boardwalk Pipeline Partners, LP	12,498	296
Cabot Oil & Gas Corp.	33,400	1,662
Canadian Natural Resources Ltd.	14,500	1,087
Chesapeake Energy Corp.	69,000	3,120
Cimarex Energy Co.	8,100	427
Concho Resources, Inc.	19,000	443
ConocoPhillips	11,800	976
Denbury Resources, Inc. (a)	31,000	989
El Paso Corp.	11,900	194
El Paso Pipeline Partners LP	19,100	448
Ellora Energy, Inc. (a)(g)	106,700	1,178
Energy Transfer Equity LP	25,600	851
EOG Resources, Inc.	27,300	3,248
Evergreen Energy, Inc. (a)(f)	191,500	412
Forest Oil Corp. (a)	22,200	1,095
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Foundation Coal Holdings, Inc.	30,900	$ 1,785
Goodrich Petroleum Corp. (a)(f)	35,200	849
Hess Corp.	11,382	1,061
International Coal Group, Inc. (a)	157,212	978
James River Coal Co. (a)	44,359	751
Kodiak Oil & Gas Corp. (a)	149,510	330
Mariner Energy, Inc. (a)	14,300	397
Massey Energy Co.	4,800	184
OPTI Canada, Inc. (a)	58,300	1,025
Peabody Energy Corp.	15,500	878
Petrohawk Energy Corp. (a)	124,200	2,246
Petroleum Development Corp. (a)	8,100	565
Plains Exploration & Production Co. (a)	24,900	1,345
Quicksilver Resources, Inc. (a)	62,600	2,153
Range Resources Corp.	67,150	4,108
Southwestern Energy Co. (a)	37,100	2,420
Suncor Energy, Inc.	12,100	1,248
Tesoro Corp.	15,100	561
Ultra Petroleum Corp. (a)	49,500	3,884
Uranium One, Inc. (a)	86,300	455
Valero Energy Corp.	282,100	16,297
Western Refining, Inc.	4,200	84
Williams Companies, Inc.	44,000	1,585
XTO Energy, Inc.	21,700	1,339
		67,055
TOTAL ENERGY		132,261
FINANCIALS - 12.7%
Capital Markets - 3.0%
Affiliated Managers Group, Inc. (a)	5,600	540
Ameriprise Financial, Inc.	18,920	958
Ares Capital Corp.	119,711	1,535
Bank of New York Mellon Corp.	84,762	3,719
Charles Schwab Corp.	35,000	686
EFG International	11,000	370
Fortress Investment Group LLC (f)	41,800	585
Franklin Resources, Inc.	27,800	2,623
Goldman Sachs Group, Inc.	22,500	3,817
Greenhill & Co., Inc.	19,220	1,249
Janus Capital Group, Inc.	28,500	690
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Julius Baer Holding AG	23,632	$ 1,745
Legg Mason, Inc.	32,400	2,140
Lehman Brothers Holdings, Inc.	202,478	10,324
Merrill Lynch & Co., Inc.	56,692	2,810
MF Global Ltd.	57,200	1,004
State Street Corp.	15,885	1,248
T. Rowe Price Group, Inc.	45,762	2,312
The Blackstone Group LP	22,200	366
		38,721
Commercial Banks - 1.3%
Bank of Montreal	7,200	364
Colonial Bancgroup, Inc.	44,700	540
First Community Bancorp, California	16,100	459
M&T Bank Corp.	9,800	804
National Bank of Canada	16,000	790
PNC Financial Services Group, Inc.	52,800	3,244
Prosperity Bancshares, Inc.	14,600	385
Sterling Financial Corp., Washington	52,504	782
SunTrust Banks, Inc.	15,700	913
Synovus Financial Corp.	14,300	165
UCBH Holdings, Inc.	104,975	1,185
UniCredit SpA	109,300	804
UnionBanCal Corp.	700	33
Wachovia Corp.	66,213	2,027
Wells Fargo & Co.	77,100	2,254
Wintrust Financial Corp.	23,200	783
Zions Bancorp	11,006	526
		16,058
Consumer Finance - 0.2%
American Express Co.	25,400	1,074
Capital One Financial Corp.	18,900	870
Discover Financial Services	53,900	813
		2,757
Diversified Financial Services - 3.2%
Bank of America Corp.	267,574	10,633
Bolsa de Mercadorias & Futuros - BM&F SA	94,900	1,028
Bovespa Holding SA	50,000	797
Citigroup, Inc.	380,400	9,019
Deutsche Boerse AG	6,200	983
JPMorgan Chase & Co.	296,280	12,044
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Kotak Mahindra Bank Ltd. sponsored GDR (g)	6,235	$ 125
Maiden Holdings Ltd. (g)	52,100	417
MarketAxess Holdings, Inc. (a)	16,319	153
Onex Corp. (sub. vtg.)	11,600	403
PICO Holdings, Inc. (a)	169,116	5,780
		41,382
Insurance - 2.3%
ACE Ltd.	48,900	2,750
Admiral Group PLC	15,500	310
AFLAC, Inc.	12,800	799
American International Group, Inc.	211,833	9,926
Argo Group International Holdings, Ltd. (a)	7,400	277
Aspen Insurance Holdings Ltd.	44,100	1,276
Assured Guaranty Ltd.	8,300	213
Hartford Financial Services Group, Inc.	27,800	1,943
IPC Holdings Ltd.	15,600	423
LandAmerica Financial Group, Inc.	12,050	444
MBIA, Inc.	78,400	1,017
MetLife, Inc.	35,100	2,045
Montpelier Re Holdings Ltd.	37,900	603
National Financial Partners Corp.	41,020	975
Platinum Underwriters Holdings Ltd.	21,100	728
Principal Financial Group, Inc.	33,800	1,867
Prudential Financial, Inc.	33,700	2,459
Stewart Information Services Corp.	7,644	228
T&D Holdings, Inc.	17,000	869
W.R. Berkley Corp.	4,700	135
Willis Group Holdings Ltd.	5,400	177
		29,464
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.	9,500	872
American Financial Realty Trust (SBI)	14,945	116
Annaly Capital Management, Inc.	60,700	1,256
British Land Co. PLC	38,500	722
CapitalSource, Inc. (f)	29,600	469
Chimera Investment Corp.	19,060	316
Developers Diversified Realty Corp.	36,400	1,404
Duke Realty LP	37,900	869
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Friedman, Billings, Ramsey Group, Inc. Class A	16,000	$ 40
General Growth Properties, Inc.	36,400	1,285
HCP, Inc.	39,400	1,150
Healthcare Realty Trust, Inc.	25,500	607
Highwoods Properties, Inc. (SBI)	21,000	619
Home Properties, Inc.	5,300	244
MFA Mortgage Investments, Inc.	47,400	453
Public Storage	8,700	708
Senior Housing Properties Trust (SBI)	18,600	396
Simon Property Group, Inc.	4,600	385
SL Green Realty Corp.	6,000	549
Sovran Self Storage, Inc.	8,000	308
Tanger Factory Outlet Centers, Inc.	10,100	359
UDR, Inc.	66,376	1,484
Unibail-Rodamco	300	73
Vornado Realty Trust	14,500	1,212
		15,896
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	122,900	2,465
Forestar Real Estate Group, Inc. (a)	40,428	986
The St. Joe Co.	19,700	757
		4,208
Thrifts & Mortgage Finance - 1.1%
Countrywide Financial Corp.	144,700	913
Fannie Mae	147,480	4,078
Freddie Mac	115,100	2,898
Hudson City Bancorp, Inc.	147,700	2,344
IndyMac Bancorp, Inc.	25,307	156
MGIC Investment Corp.	23,900	354
New York Community Bancorp, Inc.	68,700	1,122
NewAlliance Bancshares, Inc. (f)	39,400	448
People's United Financial, Inc.	65,690	1,108
Washington Federal, Inc.	51,274	1,164
		14,585
TOTAL FINANCIALS		163,071
HEALTH CARE - 4.8%
Biotechnology - 0.9%
Amgen, Inc. (a)	55,300	2,517
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	22,000	$ 1,284
Cephalon, Inc. (a)	30,184	1,821
Cubist Pharmaceuticals, Inc. (a)	20,716	377
DUSA Pharmaceuticals, Inc. (a)	87,521	169
Genentech, Inc. (a)	12,600	954
Gilead Sciences, Inc. (a)	31,500	1,491
MannKind Corp. (a)	75,005	530
PDL BioPharma, Inc. (a)	14,038	224
Theravance, Inc. (a)	52,800	869
Vertex Pharmaceuticals, Inc. (a)	41,300	723
		10,959
Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	7,620	1,103
American Medical Systems Holdings, Inc. (a)	127,600	1,862
ArthroCare Corp. (a)	19,211	771
Aspect Medical Systems, Inc. (a)	37,300	465
Boston Scientific Corp. (a)	37,400	471
C.R. Bard, Inc.	2,266	215
Covidien Ltd.	45,100	1,930
Hillenbrand Industries, Inc.	47,410	2,488
Integra LifeSciences Holdings Corp. (a)	32,100	1,330
Inverness Medical Innovations, Inc. (a)	42,828	1,249
Medtronic, Inc.	19,700	972
Micrus Endovascular Corp. (a)	24,500	347
Orthofix International NV (a)	13,840	554
Quidel Corp. (a)	13,823	227
Smith & Nephew PLC	67,500	883
Sonova Holding AG	12,272	1,163
		16,030
Health Care Providers & Services - 1.2%
Acibadem Saglik Hizmetleri AS	99,110	698
Brookdale Senior Living, Inc.	34,556	902
Cardinal Health, Inc.	5,900	349
DaVita, Inc. (a)	17,000	844
Health Net, Inc. (a)	20,400	896
HealthSouth Corp. (a)(f)	42,956	691
Henry Schein, Inc. (a)	3,800	227
Humana, Inc. (a)	11,986	819
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	23,900	$ 1,404
Patterson Companies, Inc. (a)	15,400	542
PSS World Medical, Inc. (a)	5,800	102
Sunrise Senior Living, Inc. (a)	36,375	996
Tenet Healthcare Corp. (a)	107,407	517
UnitedHealth Group, Inc.	71,795	3,337
Universal American Financial Corp. (a)	52,379	900
Universal Health Services, Inc. Class B	5,500	294
VCA Antech, Inc. (a)	38,600	1,239
		14,757
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	54,500	582
Cerner Corp. (a)	13,200	574
HLTH Corp. (a)	80,700	955
IMS Health, Inc.	44,300	997
		3,108
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	6,500	219
Bruker BioSciences Corp. (a)	64,396	880
Charles River Laboratories International, Inc. (a)	21,800	1,277
Pharmaceutical Product Development, Inc.	26,800	1,208
Thermo Fisher Scientific, Inc. (a)	11,500	643
		4,227
Pharmaceuticals - 1.0%
Alpharma, Inc. Class A (a)	49,690	1,251
Barr Pharmaceuticals, Inc. (a)	31,700	1,495
Cipla Ltd.	33,146	170
Jazz Pharmaceuticals, Inc.	48,200	576
Johnson & Johnson	12,100	750
Merck & Co., Inc.	62,200	2,755
Schering-Plough Corp.	83,000	1,801
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,500	123
Wyeth	75,600	3,298
XenoPort, Inc. (a)	14,400	737
		12,956
TOTAL HEALTH CARE		62,037
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.2%
Finmeccanica SpA	17,500	$ 538
General Dynamics Corp.	36,900	3,020
Hexcel Corp. (a)	79,322	1,602
Honeywell International, Inc.	31,200	1,795
Orbital Sciences Corp. (a)	47,069	1,019
Raytheon Co.	26,900	1,744
Rockwell Collins, Inc.	15,000	884
Spirit AeroSystems Holdings, Inc. Class A (a)	43,100	1,165
Triumph Group, Inc.	6,600	373
United Technologies Corp.	55,200	3,892
		16,032
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	9,100	462
Expeditors International of Washington, Inc.	500	20
FedEx Corp.	11,700	1,031
Forward Air Corp.	42,214	1,239
United Parcel Service, Inc. Class B	21,100	1,482
UTI Worldwide, Inc.	49,449	830
		5,064
Airlines - 0.2%
AirTran Holdings, Inc. (a)	114,800	829
Delta Air Lines, Inc. (a)	49,000	654
easyJet PLC (a)	13,200	106
Frontier Airlines Holdings, Inc. (a)(f)	45,951	135
Northwest Airlines Corp. (a)	62,100	834
US Airways Group, Inc. (a)	34,500	428
		2,986
Commercial Services & Supplies - 1.0%
ACCO Brands Corp. (a)	63,188	876
Allied Waste Industries, Inc. (a)	140,400	1,452
CDI Corp.	7,002	159
Clean Harbors, Inc. (a)	23,413	1,440
Consolidated Graphics, Inc. (a)	1,900	101
Covanta Holding Corp. (a)	41,800	1,199
Diamond Management & Technology Consultants, Inc.	26,553	157
EnergySolutions, Inc.	8,300	181
Equifax, Inc.	26,200	897
GeoEye, Inc. (a)	18,937	572
IHS, Inc. Class A (a)	7,100	438
Kenexa Corp. (a)	7,200	146
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Manpower, Inc.	3,300	$ 187
Monster Worldwide, Inc. (a)	5,100	136
R.R. Donnelley & Sons Co.	11,400	363
Robert Half International, Inc.	22,200	598
The Brink's Co.	35,864	2,400
Waste Management, Inc.	33,500	1,100
		12,402
Construction & Engineering - 1.9%
AMEC PLC	84,100	1,283
Chicago Bridge & Iron Co. NV (NY Shares)	131,283	6,107
Fluor Corp.	28,200	3,927
Great Lakes Dredge & Dock Corp.	148,368	907
Shaw Group, Inc. (a)	112,100	7,217
URS Corp. (a)	132,897	5,353
		24,794
Electrical Equipment - 0.6%
ABB Ltd. sponsored ADR	34,000	851
Acuity Brands, Inc.	19,100	848
Belden, Inc.	18,500	727
Cooper Industries Ltd. Class A	29,000	1,216
JA Solar Holdings Co. Ltd. ADR	92,500	1,322
Renewable Energy Corp. AS (a)	57,764	1,413
Rockwell Automation, Inc.	5,100	279
Vestas Wind Systems AS (a)	9,700	983
		7,639
Industrial Conglomerates - 0.5%
3M Co.	7,300	572
General Electric Co.	20,045	664
McDermott International, Inc. (a)	38,600	2,016
Siemens AG sponsored ADR	16,700	2,132
Walter Industries, Inc.	7,500	410
		5,794
Machinery - 1.0%
Bucyrus International, Inc. Class A	24,900	2,487
CIRCOR International, Inc.	25,600	1,166
Cummins, Inc.	20,400	1,028
Danaher Corp.	11,000	816
Eaton Corp.	4,400	355
Flowserve Corp.	11,300	1,231
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Force Protection, Inc. (a)	186,782	$ 768
Gardner Denver, Inc. (a)	3,500	129
IDEX Corp.	14,150	427
Ingersoll-Rand Co. Ltd. Class A	34,800	1,457
Japan Steel Works Ltd.	19,000	309
Navistar International Corp. (a)	10,000	565
NGK Insulators Ltd.	11,000	250
Oshkosh Co.	17,800	713
Sulzer AG (Reg.)	412	473
Terex Corp. (a)	900	61
		12,235
Marine - 0.3%
Alexander & Baldwin, Inc.	36,188	1,594
American Commercial Lines, Inc. (a)(f)	110,095	1,872
Navios Maritime Holdings, Inc.	65,800	731
Ultrapetrol (Bahamas) Ltd. (a)	2,400	34
		4,231
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	10,100	887
Con-way, Inc.	10,500	476
J.B. Hunt Transport Services, Inc.	13,100	359
Ryder System, Inc.	16,200	933
Union Pacific Corp.	11,400	1,422
Universal Truckload Services, Inc. (a)	60,340	1,127
YRC Worldwide, Inc. (a)	58,466	804
		6,008
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	39,700	1,588
TOTAL INDUSTRIALS		98,773
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 1.1%
Adtran, Inc.	93,340	1,719
Alcatel-Lucent SA sponsored ADR	143,379	842
Cisco Systems, Inc. (a)	149,200	3,636
Corning, Inc.	8,300	193
Dycom Industries, Inc. (a)	50,900	582
Finisar Corp. (a)	284,227	458
Harris Corp.	47,300	2,310
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	37,900	$ 1,016
MasTec, Inc. (a)	68,700	598
Motorola, Inc.	123,300	1,229
Powerwave Technologies, Inc. (a)	232,003	664
Sandvine Corp. (a)	165,500	494
Sandvine Corp. (U.K.) (a)	21,300	64
		13,805
Computers & Peripherals - 0.9%
Diebold, Inc.	32,700	789
Hewlett-Packard Co.	72,700	3,473
Hutchinson Technology, Inc. (a)	41,100	690
Intermec, Inc. (a)	14,300	315
NCR Corp. (a)	80,600	1,786
Network Appliance, Inc. (a)	63,100	1,364
Seagate Technology	27,564	595
Teradata Corp. (a)	33,400	843
Western Digital Corp. (a)	50,500	1,559
		11,414
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	2,700	83
Amphenol Corp. Class A	85,800	3,172
Arrow Electronics, Inc. (a)	28,800	939
Avnet, Inc. (a)	45,000	1,517
Bell Microproducts, Inc. (a)	24,536	82
Cogent, Inc. (a)	69,200	692
Flextronics International Ltd. (a)	119,700	1,214
Ibiden Co. Ltd.	6,600	315
Ingram Micro, Inc. Class A (a)	80,900	1,235
Itron, Inc. (a)	56,536	5,390
Tyco Electronics Ltd.	42,800	1,408
		16,047
Internet Software & Services - 0.6%
Google, Inc. Class A (sub. vtg.) (a)	5,700	2,686
LoopNet, Inc. (a)	57,636	690
Open Text Corp. (a)	27,300	880
TheStreet.com, Inc.	21,603	196
ValueClick, Inc. (a)	24,445	472
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)	51,100	$ 1,778
Yahoo!, Inc. (a)	40,200	1,117
		7,819
IT Services - 0.9%
Accenture Ltd. Class A	6,000	212
CACI International, Inc. Class A (a)	24,024	1,049
Cognizant Technology Solutions Corp. Class A (a)	16,100	486
MoneyGram International, Inc.	14,161	52
NeuStar, Inc. Class A (a)	51,200	1,314
Patni Computer Systems Ltd. sponsored ADR	30,500	369
Paychex, Inc.	18,889	594
Perot Systems Corp. Class A (a)	76,184	1,051
Sapient Corp. (a)	112,600	831
Satyam Computer Services Ltd. sponsored ADR	36,700	917
SI International, Inc. (a)	8,600	214
SRA International, Inc. Class A (a)	32,800	787
The Western Union Co.	54,000	1,123
Unisys Corp. (a)	334,728	1,382
WNS Holdings Ltd. ADR (a)	29,000	431
		10,812
Office Electronics - 0.1%
Xerox Corp.	80,500	1,183
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)	184,500	1,330
Altera Corp.	41,800	715
AMIS Holdings, Inc. (a)	127,706	871
Analog Devices, Inc.	44,200	1,190
Applied Materials, Inc.	47,900	918
ASAT Holdings Ltd.	1,762	0
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0
Atmel Corp. (a)	858,357	2,790
Axcelis Technologies, Inc. (a)	174,200	1,002
Cymer, Inc. (a)	23,400	663
Cypress Semiconductor Corp. (a)	139,400	3,031
Fairchild Semiconductor International, Inc. (a)	119,100	1,328
FormFactor, Inc. (a)	38,130	684
Hittite Microwave Corp. (a)	28,362	939
Integrated Device Technology, Inc. (a)	142,100	1,192
Intersil Corp. Class A	25,700	598
LTX Corp. (a)	204,300	664
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Maxim Integrated Products, Inc.	171,400	$ 3,131
Microchip Technology, Inc.	39,800	1,225
National Semiconductor Corp.	99,100	1,632
NEC Electronics Corp. (a)	14,300	289
Rudolph Technologies, Inc. (a)	43,948	383
Samsung Electronics Co. Ltd.	640	375
Semitool, Inc. (a)	67,075	527
Spansion, Inc. Class A (a)	92,043	253
Teradyne, Inc. (a)	170,900	2,049
Varian Semiconductor Equipment Associates, Inc. (a)	109,600	3,702
Xilinx, Inc.	39,400	881
Zoran Corp. (a)	10,700	147
		32,509
Software - 0.9%
Activision, Inc. (a)	17,100	466
Cadence Design Systems, Inc. (a)	4,600	49
Electronic Arts, Inc. (a)	16,900	799
Fair Isaac Corp.	19,000	441
McAfee, Inc. (a)	25,100	835
Microsoft Corp.	37,500	1,021
Misys PLC	243,400	717
Nintendo Co. Ltd.	4,900	2,446
Oracle Corp. (a)	45,200	850
Quest Software, Inc. (a)	89,400	1,272
Sourcefire, Inc. (f)	82,237	493
Take-Two Interactive Software, Inc. (a)	40,200	1,065
THQ, Inc. (a)	49,940	934
Ubisoft Entertainment SA (a)	8,256	694
		12,082
TOTAL INFORMATION TECHNOLOGY		105,671
MATERIALS - 4.3%
Chemicals - 2.1%
Airgas, Inc.	19,500	948
Albemarle Corp.	23,500	892
Arkema sponsored ADR (a)	21,600	1,240
Ashland, Inc.	9,700	428
Calgon Carbon Corp. (a)	57,716	943
Celanese Corp. Class A	76,900	2,991
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Chemtura Corp.	150,700	$ 1,245
Georgia Gulf Corp.	24,705	150
Hercules, Inc.	93,900	1,720
Israel Chemicals Ltd.	83,200	1,175
Linde AG	4,700	625
Monsanto Co.	38,400	4,442
Rockwood Holdings, Inc. (a)	2,500	77
Spartech Corp.	60,737	861
Syngenta AG (Switzerland)	231	66
The Mosaic Co. (a)	71,500	7,958
Tokai Carbon Co. Ltd.	36,000	307
Tronox, Inc.:
Class A	77,050	344
Class B	80,400	355
Valspar Corp.	7,900	171
W.R. Grace & Co. (a)	2,400	51
		26,989
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	2,300	62
Smurfit-Stone Container Corp. (a)	88,717	705
Temple-Inland, Inc.	63,490	872
		1,639
Metals & Mining - 2.1%
Alamos Gold, Inc. (a)	81,400	620
Alcoa, Inc.	104,000	3,863
Allegheny Technologies, Inc.	13,900	1,075
Anglo Platinum Ltd.	5,400	847
ArcelorMittal SA (NY Reg.) Class A	13,408	1,019
Carpenter Technology Corp.	26,932	1,692
Eldorado Gold Corp. (a)	82,900	575
Fording Canadian Coal Trust	2,100	104
Freeport-McMoRan Copper & Gold, Inc. Class B	900	91
Gabriel Resources Ltd. (a)	107,900	203
IAMGOLD Corp.	5,800	47
Ivanhoe Mines Ltd. (a)	106,500	1,389
Labrador Iron Ore Royal, Inc. Fund	500	27
Lihir Gold Ltd. (a)	203,837	789
Lundin Mining Corp. (a)	21,100	180
Newcrest Mining Ltd.	53,839	1,872
Nucor Corp.	4,200	271
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Polymet Mining Corp. (a)	31,200	$ 110
Reliance Steel & Aluminum Co.	35,900	1,991
Silver Wheaton Corp. (a)	5,800	100
Steel Dynamics, Inc.	10,245	597
Stillwater Mining Co. (a)(f)	77,315	1,587
Titanium Metals Corp. (f)	215,457	4,443
Yamana Gold, Inc.	147,544	2,655
		26,147
TOTAL MATERIALS		54,775
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	496,888	17,307
Cincinnati Bell, Inc. (a)	297,821	1,156
Cogent Communications Group, Inc. (a)	21,900	427
Covad Communications Group, Inc. (a)	547,888	504
Level 3 Communications, Inc. (a)	95,100	212
Qwest Communications International, Inc.	316,400	1,709
Verizon Communications, Inc.	223,700	8,125
		29,440
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series L sponsored ADR	15,300	925
American Tower Corp. Class A (a)	54,780	2,106
Crown Castle International Corp. (a)	19,000	686
NII Holdings, Inc. (a)	17,200	683
Vivo Participacoes SA (PN) sponsored ADR	61,800	375
		4,775
TOTAL TELECOMMUNICATION SERVICES		34,215
UTILITIES - 3.3%
Electric Utilities - 1.3%
Allegheny Energy, Inc.	21,500	1,089
DPL, Inc.	48,100	1,227
E.ON AG	8,100	1,519
Edison International	26,500	1,309
Electricite de France	3,000	280
Entergy Corp.	17,600	1,808
Exelon Corp.	6,000	449
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	11,200	$ 757
Pepco Holdings, Inc.	34,852	881
PPL Corp.	51,900	2,355
Public Power Corp. of Greece	13,800	586
Reliant Energy, Inc. (a)	204,000	4,651
		16,911
Gas Utilities - 0.2%
Atmos Energy Corp.	11,549	300
Equitable Resources, Inc.	23,300	1,436
Gaz de France	7,200	412
Questar Corp.	14,700	812
		2,960
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	193,300	3,476
Constellation Energy Group, Inc.	48,200	4,258
International Power PLC	35,200	264
NRG Energy, Inc. (a)	250,182	10,325
		18,323
Multi-Utilities - 0.4%
CMS Energy Corp.	68,500	986
OGE Energy Corp.	11,703	380
Public Service Enterprise Group, Inc.	45,600	2,011
Sempra Energy	11,800	627
Wisconsin Energy Corp.	10,900	475
		4,479
TOTAL UTILITIES		42,673
TOTAL COMMON STOCKS (Cost $769,272)		805,743
Convertible Preferred Stocks - 0.3%

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
McMoRan Exploration Co.	2,400	285
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. Series T, 6.50%	18,914	939
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. Series R, 7.75%	500	$ 469
TOTAL FINANCIALS		1,408
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	12,700	1,871
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,962)		3,564
Corporate Bonds - 5.3%
	Principal Amount (000s)
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Evergreen Energy, Inc. 8% 8/1/12 (g)	$ 480	325
McMoRan Exploration Co. 6% 7/2/08	580	698
		1,023
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (g)	517	499
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	430	439
TOTAL HEALTH CARE		938
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15	71	48
Cypress Semiconductor Corp. 1% 9/15/09 (g)	270	311
		359
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. 1% 6/15/27 (g)	$ 510	$ 393
TOTAL CONVERTIBLE BONDS		2,713
Nonconvertible Bonds - 5.1%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.0%
Tenneco, Inc. 8.625% 11/15/14	30	29
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11	19	20
9% 7/1/15	20	21
		70
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31	95	65
General Motors Corp.:
8.25% 7/15/23	25	19
8.375% 7/15/33	55	42
		126
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	200	194
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14	70	61
Service Corp. International:
6.75% 4/1/15	70	69
7.5% 4/1/27	70	61
		385
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	150	135
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (g)	40	28
McDonald's Corp. 6.3% 3/1/38	340	349
MGM Mirage, Inc.:
5.875% 2/27/14	280	247
7.5% 6/1/16	70	65
Mohegan Tribal Gaming Authority 6.875% 2/15/15	15	13
OSI Restaurant Partners, Inc. 10% 6/15/15 (g)	140	84
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)	$ 30	$ 27
Six Flags, Inc.:
8.875% 2/1/10	140	100
9.625% 6/1/14	35	22
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	250	240
		1,310
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	100	87
Jarden Corp. 7.5% 5/1/17	30	26
K. Hovnanian Enterprises, Inc. 6.25% 1/15/15	20	13
		126
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	30	25
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	533
Cablevision Systems Corp. 9.6444% 4/1/09 (j)	245	245
Cadmus Communications Corp. 8.375% 6/15/14	30	25
CanWest Media, Inc. 8% 9/15/12	280	266
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	10	7
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	135	124
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)	495	468
Cox Communications, Inc. 6.45% 12/1/36 (g)	240	229
CSC Holdings, Inc. 7.625% 4/1/11	258	256
EchoStar Communications Corp. 7.125% 2/1/16	140	138
News America Holdings, Inc. 7.75% 12/1/45	510	549
News America, Inc.:
6.15% 3/1/37	235	223
6.2% 12/15/34	990	946
PanAmSat Corp. 9% 6/15/16	160	160
Paxson Communications Corp. 7.5075% 1/15/12 (g)(j)	250	235
R.H. Donnelley Corp. 8.875% 10/15/17 (g)	80	47
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
The Reader's Digest Association, Inc. 9% 2/15/17 (g)	$ 160	$ 114
Time Warner Cable, Inc.:
5.85% 5/1/17	363	359
6.55% 5/1/37	947	913
TL Acquisitions, Inc.:
0% 7/15/15 (e)(g)	110	81
10.5% 1/15/15 (g)	325	294
Valassis Communications, Inc. 8.25% 3/1/15	290	242
Viacom, Inc.:
6.125% 10/5/17	310	310
6.75% 10/5/37	105	100
		6,864
Multiline Retail - 0.0%
Dollar General Corp. 10.625% 7/15/15 (g)	90	87
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	40	32
8% 3/15/14	355	295
Michaels Stores, Inc. 10% 11/1/14	135	118
Sally Holdings LLC:
9.25% 11/15/14	190	183
10.5% 11/15/16	50	46
Sonic Automotive, Inc. 8.625% 8/15/13	305	278
Toys 'R' US, Inc. 7.875% 4/15/13	165	122
United Auto Group, Inc. 7.75% 12/15/16	130	111
		1,185
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.2038% 12/15/14 (g)(j)	40	35
TOTAL CONSUMER DISCRETIONARY		10,213
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Constellation Brands, Inc.:
7.25% 5/15/17	214	205
8.375% 12/15/14	270	275
Diageo Capital PLC 5.75% 10/23/17	489	503
		983
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (j)	$ 790	$ 749
Rite Aid Corp. 9.5% 6/15/17	265	203
Stater Brothers Holdings, Inc. 7.75% 4/15/15	110	105
		1,057
Food Products - 0.1%
Dean Foods Co.:
6.9% 10/15/17	70	60
7% 6/1/16	150	131
Kraft Foods, Inc.:
6% 2/11/13	470	495
6.125% 2/1/18	296	300
6.875% 2/1/38	636	632
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	145	129
Smithfield Foods, Inc. 7.75% 7/1/17	60	57
		1,804
Tobacco - 0.0%
Reynolds American, Inc. 7.25% 6/15/37	435	427
TOTAL CONSUMER STAPLES		4,271
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 7.5% 9/15/17 (g)	70	70
Complete Production Services, Inc. 8% 12/15/16	70	67
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)	70	69
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	95	90
		296
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp. 6.45% 9/15/36	155	157
Chaparral Energy, Inc. 8.875% 2/1/17	80	67
Chesapeake Energy Corp.:
6.5% 8/15/17	20	19
6.625% 1/15/16	5	5
7% 8/15/14	5	5
7.5% 6/15/14	220	226
7.625% 7/15/13	90	92
Duke Capital LLC 6.75% 2/15/32	485	462
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services 6.45% 11/3/36 (g)	$ 470	$ 449
Forest Oil Corp. 7.25% 6/15/19 (g)	110	110
Mariner Energy, Inc. 8% 5/15/17	80	77
Massey Energy Co. 6.875% 12/15/13	120	116
Nakilat, Inc. 6.067% 12/31/33 (g)	515	449
Nexen, Inc.:
5.875% 3/10/35	355	321
6.4% 5/15/37	290	281
NGPL PipeCo LLC 6.514% 12/15/12 (g)	245	257
OPTI Canada, Inc. 8.25% 12/15/14 (g)	280	276
Peabody Energy Corp. 7.375% 11/1/16	115	118
Pemex Project Funding Master Trust 5.7238% 12/3/12 (g)(j)	200	195
Petrohawk Energy Corp. 9.125% 7/15/13	115	117
Plains All American Pipeline LP:
6.125% 1/15/17	205	212
6.65% 1/15/37	520	513
Plains Exploration & Production Co. 7% 3/15/17	145	138
Range Resources Corp. 7.375% 7/15/13	40	40
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (g)	380	357
Southwestern Energy Co. 7.5% 2/1/18 (g)	45	46
Talisman Energy, Inc. yankee 6.25% 2/1/38	180	168
Texas Eastern Transmission LP 6% 9/15/17 (g)	326	342
Valero Energy Corp. 6.625% 6/15/37	215	212
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	80	82
		5,909
TOTAL ENERGY		6,205
FINANCIALS - 1.3%
Capital Markets - 0.4%
Bear Stearns Companies, Inc. 6.95% 8/10/12	775	788
BlackRock, Inc. 6.25% 9/15/17	490	517
Goldman Sachs Group, Inc.:
5.625% 1/15/17	500	490
6.75% 10/1/37	865	808
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,025	1,729
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XX 6.55% 9/29/36	$ 235	$ 211
Lehman Brothers Holdings, Inc. 6.75% 12/28/17	215	216
Morgan Stanley 4.75% 4/1/14	220	212
UBS AG, Stamford 5.875% 12/20/17	390	413
		5,384
Commercial Banks - 0.3%
Bank of America NA 5.3% 3/15/17	220	219
Credit Suisse First Boston 6% 2/15/18	610	622
HSBC Holdings PLC 6.5% 9/15/37	575	545
Standard Chartered Bank 6.4% 9/26/17 (g)	874	907
Wachovia Bank NA:
5.85% 2/1/37	450	391
6.6% 1/15/38	1,000	953
Wells Fargo & Co. 5.625% 12/11/17	595	617
		4,254
Consumer Finance - 0.3%
American General Finance Corp. 6.9% 12/15/17	295	296
Ford Motor Credit Co. LLC:
8% 12/15/16	60	48
8.7075% 4/15/12 (j)	70	68
9.875% 8/10/11	175	162
General Electric Capital Corp.:
5.625% 9/15/17	325	334
5.875% 1/14/38	900	860
6.375% 11/15/67 (j)	500	509
General Motors Acceptance Corp.:
6.75% 12/1/14	130	101
6.875% 9/15/11	95	80
6.875% 8/28/12	80	64
8% 11/1/31	25	19
GMAC LLC 6.625% 5/15/12	70	55
SLM Corp.:
3.4713% 7/27/09 (j)	148	133
3.4913% 7/26/10 (j)	564	487
4% 1/15/09	135	130
4.5% 7/26/10	325	301
		3,647
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.1%
Bank of America Corp. 5.75% 12/1/17	$ 260	$ 266
Citigroup, Inc. 5.875% 5/29/37	100	89
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (g)	60	56
9% 6/1/16 (g)	70	70
NSG Holdings II, LLC 7.75% 12/15/25 (g)	90	89
ZFS Finance USA Trust V 6.5% 5/9/67 (g)(j)	500	452
		1,022
Insurance - 0.1%
American International Group, Inc. 5.85% 1/16/18	590	589
USI Holdings Corp.:
6.94% 11/15/14 (g)(j)	50	38
9.75% 5/15/15 (g)	20	15
		642
Real Estate Investment Trusts - 0.1%
Duke Realty LP:
5.95% 2/15/17	35	31
6.5% 1/15/18	285	261
Host Hotels & Resorts LP 6.875% 11/1/14	240	232
Liberty Property LP 6.625% 10/1/17	210	205
Rouse Co. 7.2% 9/15/12	30	26
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)	260	224
UDR, Inc. 5.5% 4/1/14	405	385
Ventas Realty LP:
6.5% 6/1/16	120	117
6.75% 4/1/17	60	59
		1,540
Real Estate Management & Development - 0.0%
ERP Operating LP 5.75% 6/15/17	280	252
Realogy Corp. 10.5% 4/15/14	190	133
		385
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 7.875% 6/30/10	70	40
Residential Capital LLC 6.1925% 5/22/09 (j)	70	48
		88
TOTAL FINANCIALS		16,962
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)	$ 70	$ 71
LVB Acquisition Merger Sub, Inc. 10% 10/15/17 (g)	35	36
		107
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. 8.875% 7/15/15	160	157
DaVita, Inc. 7.25% 3/15/15	165	164
HCA, Inc.:
6.5% 2/15/16	160	134
9.125% 11/15/14	145	148
9.25% 11/15/16	275	281
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	30	30
Skilled Healthcare Group, Inc. 11% 1/15/14	32	34
Tenet Healthcare Corp. 9.875% 7/1/14	230	215
United Surgical Partners International, Inc. 9.25% 5/1/17 pay-in-kind	110	97
Universal Hospital Services, Inc.:
8.2875% 6/1/15 (j)	50	45
8.5% 6/1/15 pay-in-kind	40	40
		1,345
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17	265	285
6.45% 9/15/37	195	210
		495
TOTAL HEALTH CARE		1,947
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (g)	855	812
8% 11/15/14 (g)	530	545
DRS Technologies, Inc. 7.625% 2/1/18	140	139
Esterline Technologies Corp. 6.625% 3/1/17	140	141
TransDigm, Inc. 7.75% 7/15/14	30	30
		1,667
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - 0.1%
Continental Airlines, Inc.:
6.903% 4/19/22	$ 20	$ 17
7.339% 4/19/14	30	26
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	805	32
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	470	472
10.06% 1/2/16 (a)	32	29
Northwest Airlines, Inc. pass thru trust certificates 7.691% 4/1/17	61	57
		633
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc. 7.125% 5/15/16	140	139
ARAMARK Corp.:
6.7394% 2/1/15 (j)	140	123
8.5% 2/1/15	200	198
Cenveo Corp. 7.875% 12/1/13	260	222
Corrections Corp. of America 6.25% 3/15/13	10	10
Deluxe Corp. 7.375% 6/1/15	140	135
IKON Office Solutions, Inc. 7.75% 9/15/15	30	30
Rental Service Corp. 9.5% 12/1/14	30	24
United Rentals North America, Inc. 7% 2/15/14	30	24
		905
Electrical Equipment - 0.0%
Baldor Electric Co. 8.625% 2/15/17	30	29
General Cable Corp.:
7.0556% 4/1/15 (j)	55	47
7.125% 4/1/17	20	19
		95
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6.55% 10/15/37 (g)	245	253
General Electric Co. 5.25% 12/6/17	890	893
		1,146
Machinery - 0.0%
Esco Corp. 8.625% 12/15/13 (g)	15	15
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	30	27
SPX Corp. 7.625% 12/15/14 (g)	100	103
		145
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
Britannia Bulk PLC 11% 12/1/11	$ 20	$ 20
Navios Maritime Holdings, Inc. 9.5% 12/15/14	90	88
		108
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.565% 5/15/14 (j)	20	16
7.625% 5/15/14	45	39
Hertz Corp. 8.875% 1/1/14	230	217
		272
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (g)	50	41
Penhall International Corp. 12% 8/1/14 (g)	30	24
VWR Funding, Inc. 10.25% 7/15/15	170	158
		223
TOTAL INDUSTRIALS		5,194
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Lucent Technologies, Inc.:
6.45% 3/15/29	45	33
6.5% 1/15/28	40	30
Nortel Networks Corp.:
8.5075% 7/15/11 (j)	95	82
10.125% 7/15/13	70	66
10.75% 7/15/16	140	133
		344
Electronic Equipment & Instruments - 0.1%
Jabil Circuit, Inc. 8.25% 3/15/18 (g)	135	135
NXP BV:
7.0075% 10/15/13 (j)	55	44
7.875% 10/15/14	65	58
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (g)	170	166
Tyco Electronics Group SA 7.125% 10/1/37 (g)	140	146
		549
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
First Data Corp. 9.875% 9/24/15 (g)	$ 60	$ 51
Iron Mountain, Inc.:
6.625% 1/1/16	25	24
8.625% 4/1/13	20	20
SunGard Data Systems, Inc. 9.125% 8/15/13	190	193
		288
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	325	323
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	90	87
Avago Technologies Finance Ltd. 10.125% 12/1/13	140	147
Freescale Semiconductor, Inc.:
8.8656% 12/15/14 (j)	150	107
8.875% 12/15/14	140	114
9.125% 12/15/14 pay-in-kind	175	132
		587
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16	30	25
Serena Software, Inc. 10.375% 3/15/16	70	64
		89
TOTAL INFORMATION TECHNOLOGY		2,180
MATERIALS - 0.2%
Chemicals - 0.0%
Georgia Gulf Corp.:
9.5% 10/15/14	135	103
10.75% 10/15/16	70	46
Momentive Performance Materials, Inc. 9.75% 12/1/14	220	196
NOVA Chemicals Corp. 6.5% 1/15/12	80	75
Phibro Animal Health Corp. 10% 8/1/13 (g)	60	57
PolyOne Corp. 8.875% 5/1/12	140	141
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)	40	40
		658
Containers & Packaging - 0.0%
Berry Plastics Holding Corp. 8.875% 9/15/14	55	49
Graphic Packaging International, Inc. 8.5% 8/15/11	45	43
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Rock-Tenn Co. 9.25% 3/15/16 (g)	$ 25	$ 25
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17	140	125
		242
Metals & Mining - 0.1%
FMG Finance Property Ltd.:
10% 9/1/13 (g)	70	75
10.625% 9/1/16 (g)	100	114
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	80	84
8.375% 4/1/17	150	159
8.3944% 4/1/15 (j)	60	58
Novelis, Inc. 7.25% 2/15/15	80	71
PNA Group, Inc. 10.75% 9/1/16	35	30
Steel Dynamics, Inc. 7.375% 11/1/12 (g)	80	81
United States Steel Corp. 6.65% 6/1/37	335	280
Vale Overseas Ltd. 6.25% 1/23/17	485	489
		1,441
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.:
7% 1/15/15 (g)	60	57
7.125% 1/15/17 (g)	70	66
9.5% 12/1/11	420	428
NewPage Corp.:
10% 5/1/12 (g)	135	135
10% 5/1/12	20	20
		706
TOTAL MATERIALS		3,047
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
6.3% 1/15/38	548	540
6.8% 5/15/36	1,100	1,151
BellSouth Capital Funding Corp. 7.875% 2/15/30	85	96
British Telecommunications PLC 9.125% 12/15/30	625	813
Intelsat Ltd. 9.25% 6/15/16	310	312
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.:
6.7044% 2/15/15 (j)	$ 70	$ 48
8.75% 2/15/17	70	53
9.25% 11/1/14	175	142
PAETEC Holding Corp. 9.5% 7/15/15	20	19
Qwest Corp.:
8.2406% 6/15/13 (j)	710	682
8.875% 3/15/12	155	162
SBC Communications, Inc.:
6.15% 9/15/34	750	733
6.45% 6/15/34	415	417
Sprint Capital Corp.:
6.875% 11/15/28	906	643
8.75% 3/15/32	193	151
Telecom Italia Capital SA 7.2% 7/18/36	385	399
Telefonica Emisiones SAU 7.045% 6/20/36	234	252
Verizon Communications, Inc.:
6.25% 4/1/37	187	184
6.4% 2/15/38	341	341
Verizon Global Funding Corp. 7.75% 12/1/30	990	1,128
Wind Acquisition Finance SA 10.75% 12/1/15 (g)	60	61
Windstream Corp.:
7% 3/15/19	100	92
8.125% 8/1/13	55	55
8.625% 8/1/16	45	46
		8,520
Wireless Telecommunication Services - 0.0%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	55	56
Cricket Communications, Inc. 9.375% 11/1/14	100	89
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (g)	250	216
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	150	140
MetroPCS Wireless, Inc. 9.25% 11/1/14	45	40
		541
TOTAL TELECOMMUNICATION SERVICES		9,061
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 0.5%
Electric Utilities - 0.3%
Commonwealth Edison Co. 5.4% 12/15/11	$ 321	$ 331
Duke Energy Carolinas LLC 5.25% 1/15/18	235	242
Edison Mission Energy 7.2% 5/15/19	240	236
EDP Finance BV 6% 2/2/18 (g)	380	388
Enel Finance International SA:
6.25% 9/15/17 (g)	195	205
6.8% 9/15/37 (g)	708	725
Energy Future Holdings:
10.875% 11/1/17 (g)	160	158
11.25% 11/1/17 pay-in-kind (g)	30	29
Illinois Power Co. 6.125% 11/15/17 (g)	165	171
Mirant Americas Generation LLC 8.3% 5/1/11	130	131
Nevada Power Co. 6.5% 5/15/18	165	167
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	235	205
Reliant Energy, Inc. 7.875% 6/15/17	350	347
Southern California Edison Co. 5.95% 2/1/38	300	301
		3,636
Gas Utilities - 0.0%
Dynegy Holdings, Inc. 7.75% 6/1/19	135	123
NiSource Finance Corp. 5.45% 9/15/20	335	304
		427
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8% 10/15/17	130	133
8.75% 5/15/13 (g)	203	212
9.5% 6/1/09	452	464
Mirant North America LLC 7.375% 12/31/13	50	50
NRG Energy, Inc.:
7.25% 2/1/14	210	205
7.375% 2/1/16	285	275
7.375% 1/15/17	275	264
		1,603
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.1%
CMS Energy Corp. 8.5% 4/15/11	$ 400	$ 428
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	445	462
		890
TOTAL UTILITIES		6,556
TOTAL NONCONVERTIBLE BONDS		65,636
TOTAL CORPORATE BONDS (Cost $70,936)		68,349
U.S. Government and Government Agency Obligations - 7.7%

U.S. Government Agency Obligations - 2.0%
Fannie Mae:
3.25% 2/15/09	1,684	1,698
5% 2/16/12	2,000	2,141
6.625% 9/15/09	6,110	6,510
Freddie Mac:
4% 6/12/13	2,342	2,406
5.25% 5/21/09	7,840	8,116
5.25% 7/18/11	212	228
5.75% 1/15/12	2,024	2,221
6.625% 9/15/09	2,160	2,301
Tennessee Valley Authority 5.375% 4/1/56	405	424
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		26,045
U.S. Treasury Inflation Protected Obligations - 2.8%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	3,326	3,426
2% 4/15/12	5,175	5,606
2% 1/15/14	19,900	21,601
2.375% 4/15/11	2,642	2,858
2.625% 7/15/17	2,027	2,312
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		35,803
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 2.9%
U.S. Treasury Bonds:
5.375% 2/15/31	$ 2,080	$ 2,370
6.25% 5/15/30 (f)	12,275	15,501
U.S. Treasury Notes:
2.75% 2/28/13 (h)	8,245	8,332
2.875% 1/31/13 (h)	9,460	9,617
4.875% 6/30/12	1,314	1,450
TOTAL U.S. TREASURY OBLIGATIONS		37,270
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $93,992)		99,118
U.S. Government Agency - Mortgage Securities - 4.0%

Fannie Mae - 2.7%
4.5% 4/1/20	192	193
5% 12/1/21 to 5/1/22	3,922	3,970
5.5% 3/1/38 (h)	20,000	20,131
5.638% 7/1/37 (j)	120	124
6% 11/1/32 to 11/1/37	9,519	9,740
6.03% 4/1/36 (j)	88	91
6.224% 6/1/36 (j)	31	31
6.307% 4/1/36 (j)	82	85
TOTAL FANNIE MAE		34,365
Freddie Mac - 1.3%
5.762% 10/1/35 (j)	52	53
5.848% 6/1/36 (j)	102	105
6% 3/1/38 (h)	16,000	16,349
6.027% 6/1/36 (j)	98	102
6.03% 7/1/37 (j)	520	535
6.093% 4/1/36 (j)	158	164
6.1% 6/1/36 (j)	89	92
TOTAL FREDDIE MAC		17,400
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $51,524)		51,765
Asset-Backed Securities - 0.1%
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 3.535% 11/25/50 (j)	$ 36	$ 33
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (g)	70	71
Class C, 5.77% 5/20/10 (g)	65	65
Class D, 6.15% 4/20/11 (g)	115	114
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	100	100
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (g)(j)	470	457
TOTAL ASSET-BACKED SECURITIES (Cost $855)		840
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3545% 2/25/37 (j)	29	28
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6214% 11/25/34 (j)	136	134
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0039% 7/25/35 (j)	144	142
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.9019% 10/25/35 (j)	297	291
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.109% 6/25/35 (j)	114	112
Series 2005-AR12 Class 2A6, 4.334% 7/25/35 (j)	196	194
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (j)	78	78
TOTAL PRIVATE SPONSOR		979
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	338	348
Series 2002-9 Class PC, 6% 3/25/17	60	62
TOTAL U.S. GOVERNMENT AGENCY		410
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,378)		1,389
Commercial Mortgage Securities - 0.2%
	Principal Amount (000s)	Value (000s)
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 14.2154% 8/1/24 (g)(j)	$ 180	$ 153
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	708	701
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.949% 1/15/37 (g)(j)(l)	6,289	126
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38	101	100
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A3, 5.364% 8/12/48	470	421
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	407	385
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C30 Class A4, 5.305% 12/15/43	355	321
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,295)		2,207
Floating Rate Loans - 0.1%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.26% 3/6/14 (j)	130	113
Univision Communications, Inc.:
Tranche 1LN, term loan 5.4905% 9/29/14 (j)	290	241
Tranche DD 1LN, term loan 9/29/14 (m)	10	8
		362
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 6.6024% 4/6/13 (j)	50	47
TOTAL CONSUMER DISCRETIONARY		409
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
6.5106% 4/26/15 (j)(m)	11	10
8.08% 4/26/15 (j)	44	42
		52
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.0%
DaVita, Inc. Tranche B1, term loan 5.3364% 10/5/12 (j)	$ 30	$ 28
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (j)	20	18
		46
TOTAL HEALTH CARE		98
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
RSC Equipment Rental Tranche 2LN, term loan 8.4164% 11/30/13 (j)	65	55
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 8.08% 12/3/14 (j)	45	43
TOTAL INDUSTRIALS		98
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Flextronics International Ltd. Tranche B-B, term loan 7.455% 10/1/12 (j)	110	102
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 6.5687% 10/10/14 (j)	75	68
Tranche B2, term loan 6.5793% 10/10/14 (j)	279	255
		425
IT Services - 0.0%
First Data Corp. Tranche B1, term loan 7.63% 9/24/14 (j)	110	100
TOTAL INFORMATION TECHNOLOGY		525
MATERIALS - 0.0%
Chemicals - 0.0%
MacDermid, Inc. Tranche B, term loan 6.83% 4/12/14 (j)	18	15
Paper & Forest Products - 0.0%
Boise Paper Holdings LLC Tranche B 1LN, term loan 7.5% 2/22/14 (j)	45	44
TOTAL MATERIALS		59
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. term loan 6.2731% 3/13/14 (j)	$ 30	$ 26
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. Tranche D, term loan 7.705% 3/29/14 (j)	290	258
TOTAL FLOATING RATE LOANS (Cost $1,561)		1,473
Fixed-Income Funds - 17.8%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	179,634	16,154
Fidelity 2-5 Year Duration Securitized Bond Central Fund (k)	283,652	26,411
Fidelity Corporate Bond 1-10 Year Central Fund (k)	619,717	62,133
Fidelity Mortgage Backed Securities Central Fund (k)	875,219	87,837
Fidelity Ultra-Short Central Fund (k)	416,078	35,695
TOTAL FIXED-INCOME FUNDS (Cost $237,043)		228,230
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 3.24% (b)	74,625,452	74,625
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(d)	11,570,777	11,571
TOTAL MONEY MARKET FUNDS (Cost $86,196)		86,196
Cash Equivalents - 1.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) # (c) (Cost $15,396)	$ 15,400	15,396
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $1,333,410)		1,364,270
NET OTHER ASSETS - (6.4)%		(82,555)
NET ASSETS - 100%		$ 1,281,715
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.8763% 11/25/34

	Dec. 2034	$ 63	$ (29)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	100	2
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	300	14
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	200	4
Receive from Deutsche Bank upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	100	1
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	242	2
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	242	2
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	214	4
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	$ 200	$ 1
Receive from Lehman Brothers, Inc. upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	100	1
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	200	1
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	200	0
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	300	(224)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	200	(149)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	110	(59)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34

	March 2034	$ 90	$ (28)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	40	(34)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	90	(41)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	420	(266)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	96	(66)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	200	(95)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	200	(166)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, Class M9, 7.17% 9/25/36

	Oct. 2036	$ 200	$ (135)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	300	(14)
TOTAL CREDIT DEFAULT SWAPS		4,407	(1,274)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	52
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	107
Receive semi-annually a fixed rate equal to 3.735% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2013	25,000	407
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	437
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	815
TOTAL INTEREST RATE SWAPS		43,000	1,818
		$ 47,407	$ 544
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,647,000 or 1.2% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $16,000 and $14,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$15,396,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 8,770
Bank of America, NA	5,481
Barclays Capital, Inc.	1,145
$ 15,396
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 485
Fidelity 2-5 Year Duration Securitized Bond Central Fund	740
Fidelity Cash Central Fund	630
Fidelity Corporate Bond 1-10 Year Central Fund	1,747
Fidelity Mortgage Backed Securities Central Fund	3,107
Fidelity Securities Lending Cash Central Fund	90
Fidelity Ultra-Short Central Fund	1,574
Total	$ 8,373
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 20,530	$ 485	$ 3,775	$ 16,154	0.8%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	26,989	740	-	26,411	0.8%
Fidelity Corporate Bond 1-10 Year Central Fund	54,534	11,750	5,001	62,133	0.8%
Fidelity Mortgage Backed Securities Central Fund	132,512	3,107	50,058	87,837	1.0%
Fidelity Ultra-Short Central Fund	64,377	17,357	40,458	35,695	0.5%
Total	$ 298,942	$ 33,439	$ 99,292	$ 228,230
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	20.7%
AAA,AA,A	9.6%
BBB	4.6%
BB	0.5%
B	1.0%
CCC,CC,C	0.0%
Not Rated	0.1%
Equities	63.2%
Short-Term Investments and Net Other Assets	0.3%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.3%
United Kingdom	1.8%
Canada	1.6%
Others (individually less than 1%)	8.3%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments in each Fidelity Fixed-Income Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,321 and repurchase agreements of $15,396) - See accompanying schedule: Unaffiliated issuers (cost $1,010,171)	$ 1,049,844
Fidelity Central Funds (cost $323,239)	314,426
Total Investments (cost $1,333,410)		$ 1,364,270
Cash		720
Receivable for investments sold Regular delivery		2,999
Delayed delivery		8,438
Receivable for swap agreements		5
Receivable for fund shares sold		1,360
Dividends receivable		628
Interest receivable		2,272
Distributions receivable from Fidelity Central Funds		1,167
Swap agreements, at value		544
Prepaid expenses		4
Other receivables		70
Total assets		1,382,477

Liabilities
Payable for investments purchased Regular delivery	$ 7,760
Delayed delivery	62,732
Payable for fund shares redeemed	1,921
Accrued management fee	439
Distribution fees payable	526
Other affiliated payables	298
Other payables and accrued expenses	119
Collateral on securities loaned, at value	26,967
Total liabilities		100,762

Net Assets		$ 1,281,715
Net Assets consist of:
Paid in capital		$ 1,229,747
Undistributed net investment income		3,230
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		17,224
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		31,514
Net Assets		$ 1,281,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($273,594 ÷ 17,961 shares)	$ 15.23

Maximum offering price per share (100/94.25 of $15.23)	$ 16.16
Class T: Net Asset Value and redemption price per share ($844,464 ÷ 55,027 shares)	$ 15.35

Maximum offering price per share (100/96.50 of $15.35)	$ 15.91
Class B: Net Asset Value and offering price per share ($54,163 ÷ 3,566 shares) A	$ 15.19

Class C: Net Asset Value and offering price per share ($80,939 ÷ 5,335 shares) A	$ 15.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,555 ÷ 1,848 shares)	$ 15.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)

Investment Income
Dividends		$ 6,088
Interest		4,638
Income from Fidelity Central Funds		8,373
Total income		19,099

Expenses
Management fee	$ 2,788
Transfer agent fees	1,539
Distribution fees	3,359
Accounting and security lending fees	278
Custodian fees and expenses	85
Independent trustees' compensation	3
Registration fees	61
Audit	47
Legal	6
Interest	2
Miscellaneous	6
Total expenses before reductions	8,174
Expense reductions	(29)	8,145
Net investment income (loss)		10,954
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,470
Fidelity Central Funds	(3,875)
Foreign currency transactions	17
Swap agreements	1,843
Total net realized gain (loss)		39,455
Change in net unrealized appreciation (depreciation) on: Investment securities	(111,551)
Assets and liabilities in foreign currencies	2
Swap agreements	386
Total change in net unrealized appreciation (depreciation)		(111,163)
Net gain (loss)		(71,708)
Net increase (decrease) in net assets resulting from operations		$ (60,754)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,954	$ 22,744
Net realized gain (loss)	39,455	103,314
Change in net unrealized appreciation (depreciation)	(111,163)	44,301
Net increase (decrease) in net assets resulting from operations	(60,754)	170,359
Distributions to shareholders from net investment income	(11,895)	(23,310)
Distributions to shareholders from net realized gain	(106,465)	(67,457)
Total distributions	(118,360)	(90,767)
Share transactions - net increase (decrease)	68,976	(13,255)
Total increase (decrease) in net assets	(110,138)	66,337

Net Assets
Beginning of period	1,391,853	1,325,516
End of period (including undistributed net investment income of $3,230 and $4,171, respectively)	$ 1,281,715	$ 1,391,853

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 I	2005 K	2004 K	2003 K	2002 K
Selected Per-Share Data
Net asset value, beginning of period	$ 17.37	$ 16.40	$ 16.56	$ 16.04	$ 15.44	$ 14.11	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.15	.32	.21	.33	.37 H	.34	.38
Net realized and unrealized gain (loss)	(.79)	1.84	.84	.58	.59	1.33	(1.30)
Total from investment operations	(.64)	2.16	1.05	.91	.96	1.67	(.92)
Distributions from net investment income	(.17)	(.34)	(.22)	(.39)	(.36)	(.34)	(.38)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-	-
Total distributions	(1.50)	(1.19)	(1.21)M	(.39)	(.36)	(.34)	(.38)
Net asset value, end of period	$ 15.23	$ 17.37	$ 16.40	$ 16.56	$ 16.04	$ 15.44	$ 14.11
Total Return B, C, D	(4.42)%	13.55%	6.66%	5.77%	6.28%	12.04%	(6.04)%
Ratios to Average Net Assets F, J
Expenses before reductions	.97%	.98%	.99% A	1.00%	.98%	.96%	.96%
Expenses net of fee waivers, if any	.97%	.98%	.99% A	1.00%	.98%	.96%	.96%
Expenses net of all reductions	.96%	.97%	.98% A	.96%	.97%	.95%	.94%
Net investment income (loss)	1.83%	1.89%	1.70% A	2.05%	2.35%	2.33%	2.65%
Supplemental Data
Net assets, end of period (in millions)	$ 274	$ 266	$ 208	$ 169	$ 149	$ 131	$ 120
Portfolio turnover rate G	99%	88% L	59% A	145%	68%	96%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. M Total distributions of $1.211 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 I	2005 K	2004 K	2003 K	2002 K
Selected Per-Share Data
Net asset value, beginning of period	$ 17.49	$ 16.50	$ 16.64	$ 16.12	$ 15.50	$ 14.17	$ 15.47
Income from Investment Operations
Net investment income (loss) E	.13	.28	.18	.29	.33 H	.30	.35
Net realized and unrealized gain (loss)	(.79)	1.85	.86	.58	.60	1.33	(1.31)
Total from investment operations	(.66)	2.13	1.04	.87	.93	1.63	(.96)
Distributions from net investment income	(.15)	(.29)	(.18)	(.35)	(.31)	(.30)	(.34)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-	-
Total distributions	(1.48)	(1.14)	(1.18)	(.35)	(.31)	(.30)	(.34)
Net asset value, end of period	$ 15.35	$ 17.49	$ 16.50	$ 16.64	$ 16.12	$ 15.50	$ 14.17
Total Return B, C, D	(4.52)%	13.32%	6.53%	5.47%	6.05%	11.68%	(6.27)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.19%	1.20%	1.22% A	1.24%	1.24%	1.22%	1.23%
Expenses net of fee waivers, if any	1.19%	1.20%	1.22% A	1.24%	1.24%	1.22%	1.23%
Expenses net of all reductions	1.19%	1.20%	1.21% A	1.21%	1.23%	1.21%	1.20%
Net investment income (loss)	1.60%	1.66%	1.47% A	1.81%	2.08%	2.06%	2.38%
Supplemental Data
Net assets, end of period (in millions)	$ 844	$ 948	$ 949	$ 1,038	$ 1,278	$ 1,350	$ 1,319
Portfolio turnover rate G	99%	88% L	59% A	145%	68%	96%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 I	2005 K	2004 K	2003 K	2002 K
Selected Per-Share Data
Net asset value, beginning of period	$ 17.32	$ 16.35	$ 16.50	$ 15.98	$ 15.38	$ 14.06	$ 15.36
Income from Investment Operations
Net investment income (loss)E	.08	.18	.10	.19	.24 H	.22	.26
Net realized and unrealized gain (loss)	(.79)	1.82	.85	.59	.59	1.32	(1.30)
Total from investment operations	(.71)	2.00	.95	.78	.83	1.54	(1.04)
Distributions from net investment income	(.09)	(.18)	(.11)	(.26)	(.23)	(.22)	(.26)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-	-
Total distributions	(1.42)	(1.03)	(1.10) M	(.26)	(.23)	(.22)	(.26)
Net asset value, end of period	$ 15.19	$ 17.32	$ 16.35	$ 16.50	$ 15.98	$ 15.38	$ 14.06
Total ReturnB,C,D	(4.80)%	12.59%	6.03%	4.92%	5.43%	11.08%	(6.83)%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.78%	1.80%	1.84%A	1.85%	1.84%	1.79%	1.79%
Expenses net of fee waivers, if any	1.78%	1.80%	1.84%A	1.83%	1.80%	1.79%	1.79%
Expenses net of all reductions	1.77%	1.80%	1.83%A	1.80%	1.80%	1.78%	1.77%
Net investment income (loss)	1.01%	1.06%	.85%A	1.21%	1.52%	1.49%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$ 54	$ 64	$ 79	$ 99	$ 122	$ 128	$ 107
Portfolio turnover rate G	99%	88%L	59%A	145%	68%	96%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. M Total distributions of $1.101 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 I	2005 K	2004 K	2003 K	2002 K
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 16.34	$ 16.50	$ 15.98	$ 15.37	$ 14.05	$ 15.35
Income from Investment Operations
Net investment income (loss) E	.09	.19	.11	.20	.24 H	.22	.26
Net realized and unrealized gain (loss)	(.79)	1.82	.84	.58	.60	1.32	(1.30)
Total from investment operations	(.70)	2.01	.95	.78	.84	1.54	(1.04)
Distributions from net investment income	(.10)	(.20)	(.12)	(.26)	(.23)	(.22)	(.26)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-	-
Total distributions	(1.43)	(1.05)	(1.11) M	(.26)	(.23)	(.22)	(.26)
Net asset value, end of period	$ 15.17	$ 17.30	$ 16.34	$ 16.50	$ 15.98	$ 15.37	$ 14.05
Total Return B, C, D	(4.76)%	12.66%	6.04%	4.94%	5.50%	11.09%	(6.83)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.73%	1.75%	1.78% A	1.81%	1.80%	1.78%	1.78%
Expenses net of fee waivers, if any	1.73%	1.75%	1.78% A	1.81%	1.80%	1.78%	1.78%
Expenses net of all reductions	1.72%	1.74%	1.77% A	1.77%	1.80%	1.77%	1.76%
Net investment income (loss)	1.06%	1.11%	.91% A	1.24%	1.52%	1.51%	1.83%
Supplemental Data
Net assets, end of period (in millions)	$ 81	$ 82	$ 73	$ 73	$ 79	$ 77	$ 61
Portfolio turnover rate G	99%	88% L	59% A	145%	68%	96%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. M Total distributions of $1.112 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 17.60	$ 16.60	$ 16.74	$ 16.21	$ 15.59	$ 14.25	$ 15.55
Income from Investment Operations
Net investment income (loss) D	.17	.38	.25	.37	.41 G	.38	.43
Net realized and unrealized gain (loss)	(.80)	1.86	.85	.59	.60	1.34	(1.31)
Total from investment operations	(.63)	2.24	1.10	.96	1.01	1.72	(.88)
Distributions from net investment income	(.19)	(.39)	(.24)	(.43)	(.39)	(.38)	(.42)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-	-
Total distributions	(1.52)	(1.24)	(1.24)	(.43)	(.39)	(.38)	(.42)
Net asset value, end of period	$ 15.45	$ 17.60	$ 16.60	$ 16.74	$ 16.21	$ 15.59	$ 14.25
Total Return B, C	(4.29)%	13.92%	6.89%	6.04%	6.55%	12.31%	(5.73)%
Ratios to Average Net Assets E, I
Expenses before reductions	.69%	.68%	.69% A	.75%	.74%	.70%	.69%
Expenses net of fee waivers, if any	.69%	.68%	.69% A	.75%	.74%	.70%	.69%
Expenses net of all reductions	.68%	.67%	.67% A	.71%	.73%	.68%	.67%
Net investment income (loss)	2.10%	2.18%	2.00% A	2.30%	2.59%	2.59%	2.92%
Supplemental Data
Net assets, end of period (in millions)	$ 29	$ 32	$ 17	$ 20	$ 28	$ 39	$ 55
Portfolio turnover rate F	99%	88% K	59% A	145%	68%	96%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended November 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 148,148
Unrealized depreciation	(120,852)
Net unrealized appreciation (depreciation)	$ 27,296
Cost for federal income tax purposes	$ 1,336,974

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap.

The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $369,950 and $444,064, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged ..26% during the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 347	$ -
Class T	.25%	.25%	2,293	-
Class B	.75%	.25%	302	227
Class C	.75%	.25%	417	4
			$ 3,359	$ 231

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45
Class T	20
Class B*	42
Class C*	4
$ 111

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 330.24
Class T	980.21
Class B	90.30
Class C	105.25
Institutional Class	34.21
	$ 1,539

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income amounted to $26. Net income from Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of interest income amounted to $90.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $9,206. The weighted average interest rate was 3.25%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3. During the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Expense Reductions - continued

credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 7
Class T	6
Class C	1
Institutional Class	1
$ 15

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $91.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2008	Year ended August 31, 2007
From net investment income
Class A	$ 2,759	$ 4,655
Class T	7,916	16,414
Class B	340	780
Class C	504	923
Institutional Class	376	538
Total	$ 11,895	$ 23,310
From net realized gain
Class A	$ 20,978	$ 11,423
Class T	71,764	47,585
Class B	4,801	3,708
Class C	6,415	3,782
Institutional Class	2,507	959
Total	$ 106,465	$ 67,457

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended February 29, 2008	Year ended August 31, 2007
Class A
Shares sold	3,120	5,539
Reinvestment of distributions	1,354	935
Shares redeemed	(1,821)	(3,854)
Net increase (decrease)	2,653	2,620
Class T
Shares sold	3,298	7,223
Reinvestment of distributions	4,500	3,675
Shares redeemed	(7,009)	(14,158)
Net increase (decrease)	789	(3,260)
Class B
Shares sold	259	567
Reinvestment of distributions	278	247
Shares redeemed	(642)	(1,984)
Net increase (decrease)	(105)	(1,170)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Share Transactions - continued

	Shares
	Six months ended February 29, 2008	Year ended August 31, 2007
Class C
Shares sold	865	1,116
Reinvestment of distributions	357	246
Shares redeemed	(647)	(1,055)
Net increase (decrease)	575	307
Institutional Class
Shares sold	473	1,083
Reinvestment of distributions	149	84
Shares redeemed	(567)	(384)
Net increase (decrease)	55	783
	Dollars
	Six months ended February 29, 2008	Year ended August 31, 2007
Class A
Shares sold	$ 51,118	$ 94,218
Reinvestment of distributions	22,841	15,548
Shares redeemed	(29,449)	(65,262)
Net increase (decrease)	$ 44,510	$ 44,504
Class T
Shares sold	$ 54,076	$ 123,920
Reinvestment of distributions	76,556	61,488
Shares redeemed	(115,483)	(241,873)
Net increase (decrease)	$ 15,149	$ (56,465)
Class B
Shares sold	$ 4,202	$ 9,616
Reinvestment of distributions	4,681	4,089
Shares redeemed	(10,404)	(33,529)
Net increase (decrease)	$ (1,521)	$ (19,824)
Class C
Shares sold	$ 14,004	$ 18,955
Reinvestment of distributions	6,006	4,079
Shares redeemed	(10,435)	(17,869)
Net increase (decrease)	$ 9,575	$ 5,165
Institutional Class
Shares sold	$ 7,897	$ 18,622
Reinvestment of distributions	2,544	1,412
Shares redeemed	(9,178)	(6,669)
Net increase (decrease)	$ 1,263	$ 13,365

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIG-USAN-0408
1.786777.105

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Balanced Fund -

Institutional Class

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Class A
Actual	$ 1,000.00	$ 955.80	$ 4.72
Hypothetical A	$ 1,000.00	$ 1,020.04	$ 4.87
Class T
Actual	$ 1,000.00	$ 954.80	$ 5.78
Hypothetical A	$ 1,000.00	$ 1,018.95	$ 5.97
Class B
Actual	$ 1,000.00	$ 952.00	$ 8.64
Hypothetical A	$ 1,000.00	$ 1,016.01	$ 8.92
Class C
Actual	$ 1,000.00	$ 952.40	$ 8.40
Hypothetical A	$ 1,000.00	$ 1,016.26	$ 8.67
Institutional Class
Actual	$ 1,000.00	$ 957.10	$ 3.36
Hypothetical A	$ 1,000.00	$ 1,021.43	$ 3.47

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.97%
Class T	1.19%
Class B	1.78%
Class C	1.73%
Institutional Class	.69%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each Fidelity Fixed-Income Central Fund.
Top Five Stocks as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	2.4	2.9
AT&T, Inc.	1.4	1.6
Valero Energy Corp.	1.3	1.3
JPMorgan Chase & Co.	0.9	1.0
Bank of America Corp.	0.8	1.0
	6.8
Top Five Bond Issuers as of February 29, 2008
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	8.8	9.8
U.S. Treasury Obligations	6.0	7.1
Freddie Mac	4.9	3.9
Government National Mortgage Association	0.7	0.5
Wachovia Bank NA	0.3	0.0
	20.7
Top Five Market Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	17.3
Energy	11.4	10.9
Information Technology	8.7	10.0
Industrials	8.3	8.4
Consumer Discretionary	6.4	6.5
Asset Allocation (% of fund's net assets)
As of February 29, 2008 *	As of August 31, 2007 **
Stocks 62.9%	Stocks 65.3%
Bonds 40.3%	Bonds 42.1%
Convertible Securities 0.5%	Convertible Securities 0.3%
Other Investments 0.1%	Other Investments 0.0%
Short-Term Investments and Net Other Assets (dagger) (3.8)%	Short-Term Investments and Net Other Assets (dagger) (7.7)%

* Foreign investments	11.7%	** Foreign investments	11.1%
(dagger) Short-term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.1%
ArvinMeritor, Inc.	16,800	$ 190
Gentex Corp.	23,900	385
Johnson Controls, Inc.	11,500	378
The Goodyear Tire & Rubber Co. (a)	17,700	480
TRW Automotive Holdings Corp. (a)	12,000	265
		1,698
Automobiles - 0.3%
Bajaj Auto Ltd.	12,539	707
Daimler AG	10,100	840
Fiat SpA	46,100	973
Renault SA	7,600	812
Winnebago Industries, Inc.	19,258	387
		3,719
Diversified Consumer Services - 0.3%
Carriage Services, Inc. Class A (a)	56,600	447
H&R Block, Inc.	43,500	811
Regis Corp.	46,800	1,172
Service Corp. International	95,000	1,026
Stewart Enterprises, Inc. Class A	159,302	951
		4,407
Hotels, Restaurants & Leisure - 0.7%
Boyd Gaming Corp. (f)	2,300	49
Brinker International, Inc.	49,000	904
Darden Restaurants, Inc.	14,000	432
IHOP Corp.	14,380	658
McCormick & Schmick's Seafood Restaurants (a)	20,276	220
McDonald's Corp.	85,200	4,610
MTR Gaming Group, Inc. (a)	18,325	103
Royal Caribbean Cruises Ltd.	18,000	630
Ruth's Chris Steak House, Inc. (a)	35,600	249
Texas Roadhouse, Inc. Class A (a)	13,800	128
WMS Industries, Inc. (a)	21,300	809
		8,792
Household Durables - 0.5%
Beazer Homes USA, Inc. (f)	56,200	399
Black & Decker Corp.	14,300	983
Centex Corp.	14,500	322
La-Z-Boy, Inc.	59,400	501
Snap-On, Inc.	18,000	899
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.	111,700	$ 459
The Stanley Works	10,800	524
Whirlpool Corp.	21,200	1,789
		5,876
Leisure Equipment & Products - 0.2%
Brunswick Corp.	37,600	613
Callaway Golf Co.	15,426	235
Eastman Kodak Co.	44,900	762
MarineMax, Inc. (a)	38,200	469
Mattel, Inc.	46,700	902
		2,981
Media - 1.3%
Belo Corp. Series A	15,000	177
Cinemark Holdings, Inc.	35,100	507
Clear Channel Communications, Inc.	39,100	1,251
Comcast Corp. Class A	45,400	887
E.W. Scripps Co. Class A	47,900	2,001
Grupo Televisa SA de CV (CPO) sponsored ADR	42,900	944
Liberty Global, Inc. Class A (a)	24,900	936
Live Nation, Inc. (a)	161,387	1,916
Naspers Ltd. Class N sponsored ADR	36,000	682
News Corp. Class A	73,500	1,353
R.H. Donnelley Corp. (a)	14,700	104
The DIRECTV Group, Inc. (a)	27,400	686
Time Warner, Inc.	251,800	3,931
Valassis Communications, Inc. (a)	72,040	808
		16,183
Multiline Retail - 0.3%
Family Dollar Stores, Inc.	48,700	933
Sears Holdings Corp. (a)(f)	14,800	1,415
Target Corp.	19,900	1,047
Tuesday Morning Corp.	54,614	294
		3,689
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	34,700	1,164
American Eagle Outfitters, Inc.	2,550	54
AnnTaylor Stores Corp. (a)	56,300	1,352
Asbury Automotive Group, Inc.	36,423	511
Christopher & Banks Corp.	37,100	401
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Collective Brands, Inc. (a)	100,081	$ 1,578
Foot Locker, Inc.	81,400	1,001
Home Depot, Inc.	36,700	974
OfficeMax, Inc.	34,100	725
Pacific Sunwear of California, Inc. (a)(f)	42,800	478
PetSmart, Inc.	52,777	1,136
Ross Stores, Inc.	46,279	1,289
Select Comfort Corp. (a)	15,000	64
Staples, Inc.	81,440	1,812
Talbots, Inc. (f)	41,900	343
The Children's Place Retail Stores, Inc. (a)	51,917	1,109
The Men's Wearhouse, Inc.	54,100	1,246
TJX Companies, Inc.	15,900	509
Tween Brands, Inc. (a)	46,500	1,376
Williams-Sonoma, Inc.	14,900	348
		17,470
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	12,000	761
Coach, Inc. (a)	20,000	606
Polo Ralph Lauren Corp. Class A	2,300	143
Timberland Co. Class A (a)	5,500	83
		1,593
TOTAL CONSUMER DISCRETIONARY		66,408
CONSUMER STAPLES - 3.6%
Beverages - 0.2%
Cott Corp. (a)	157,144	359
Fomento Economico Mexicano SA de CV sponsored ADR	28,500	1,140
Remy Cointreau SA	14,403	905
		2,404
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	103,288	4,171
Rite Aid Corp. (a)	204,700	547
SUPERVALU, Inc.	46,700	1,226
Sysco Corp.	32,800	920
The Pantry, Inc. (a)	13,120	316
Winn-Dixie Stores, Inc. (a)(f)	137,607	2,250
		9,430
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.9%
BioMar Holding AS	6,450	$ 238
Campbell Soup Co.	13,800	446
Cermaq ASA	56,500	760
Chiquita Brands International, Inc. (a)	54,500	1,116
Corn Products International, Inc.	38,900	1,428
Dean Foods Co.	6,900	148
Global Bio-Chem Technology Group Co. Ltd.	968,000	399
Groupe Danone	4,100	315
Leroy Seafood Group ASA	41,400	859
Lighthouse Caledonia ASA	107,621	89
Marine Harvest ASA (a)	3,108,100	1,841
McCormick & Co., Inc. (non-vtg.)	28,900	996
Nestle SA (Reg.)	1,917	912
TreeHouse Foods, Inc. (a)	10,100	224
Tyson Foods, Inc. Class A	68,800	991
		10,762
Household Products - 0.9%
Central Garden & Pet Co.	89,855	443
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,117	524
Energizer Holdings, Inc. (a)	10,400	965
Procter & Gamble Co.	141,473	9,363
		11,295
Personal Products - 0.2%
Avon Products, Inc.	72,500	2,759
Dabur India Ltd.	34,890	86
Marico Ltd.	60,663	94
		2,939
Tobacco - 0.7%
Altria Group, Inc.	97,570	7,136
British American Tobacco PLC	23,600	889
ITC Ltd.	22,007	110
Japan Tobacco, Inc.	177	894
		9,029
TOTAL CONSUMER STAPLES		45,859
ENERGY - 10.3%
Energy Equipment & Services - 5.1%
BJ Services Co.	28,500	739
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Cameron International Corp. (a)	23,100	$ 981
Compagnie Generale de Geophysique SA sponsored ADR (a)	14,400	700
ENGlobal Corp. (a)	31,061	287
Expro International Group PLC	164,451	4,084
Exterran Holdings, Inc. (a)	18,267	1,272
FMC Technologies, Inc. (a)	12,500	708
Global Industries Ltd. (a)	14,189	261
Grey Wolf, Inc. (a)	109,666	680
Helix Energy Solutions Group, Inc. (a)	22,800	803
Nabors Industries Ltd. (a)	22,700	716
National Oilwell Varco, Inc. (a)	491,900	30,634
Noble Corp.	35,100	1,725
Oceaneering International, Inc. (a)	9,400	564
Parker Drilling Co. (a)	189,171	1,254
Pride International, Inc. (a)	145,700	5,164
Smith International, Inc.	82,100	5,175
Superior Energy Services, Inc. (a)	33,156	1,349
Transocean, Inc. (a)	13,330	1,873
Weatherford International Ltd. (a)	90,500	6,237
		65,206
Oil, Gas & Consumable Fuels - 5.2%
Alpha Natural Resources, Inc. (a)	30,800	1,249
Apache Corp.	8,800	1,009
Arch Coal, Inc.	31,575	1,613
Aurora Oil & Gas Corp. (a)	348,592	230
Boardwalk Pipeline Partners, LP	12,498	296
Cabot Oil & Gas Corp.	33,400	1,662
Canadian Natural Resources Ltd.	14,500	1,087
Chesapeake Energy Corp.	69,000	3,120
Cimarex Energy Co.	8,100	427
Concho Resources, Inc.	19,000	443
ConocoPhillips	11,800	976
Denbury Resources, Inc. (a)	31,000	989
El Paso Corp.	11,900	194
El Paso Pipeline Partners LP	19,100	448
Ellora Energy, Inc. (a)(g)	106,700	1,178
Energy Transfer Equity LP	25,600	851
EOG Resources, Inc.	27,300	3,248
Evergreen Energy, Inc. (a)(f)	191,500	412
Forest Oil Corp. (a)	22,200	1,095
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Foundation Coal Holdings, Inc.	30,900	$ 1,785
Goodrich Petroleum Corp. (a)(f)	35,200	849
Hess Corp.	11,382	1,061
International Coal Group, Inc. (a)	157,212	978
James River Coal Co. (a)	44,359	751
Kodiak Oil & Gas Corp. (a)	149,510	330
Mariner Energy, Inc. (a)	14,300	397
Massey Energy Co.	4,800	184
OPTI Canada, Inc. (a)	58,300	1,025
Peabody Energy Corp.	15,500	878
Petrohawk Energy Corp. (a)	124,200	2,246
Petroleum Development Corp. (a)	8,100	565
Plains Exploration & Production Co. (a)	24,900	1,345
Quicksilver Resources, Inc. (a)	62,600	2,153
Range Resources Corp.	67,150	4,108
Southwestern Energy Co. (a)	37,100	2,420
Suncor Energy, Inc.	12,100	1,248
Tesoro Corp.	15,100	561
Ultra Petroleum Corp. (a)	49,500	3,884
Uranium One, Inc. (a)	86,300	455
Valero Energy Corp.	282,100	16,297
Western Refining, Inc.	4,200	84
Williams Companies, Inc.	44,000	1,585
XTO Energy, Inc.	21,700	1,339
		67,055
TOTAL ENERGY		132,261
FINANCIALS - 12.7%
Capital Markets - 3.0%
Affiliated Managers Group, Inc. (a)	5,600	540
Ameriprise Financial, Inc.	18,920	958
Ares Capital Corp.	119,711	1,535
Bank of New York Mellon Corp.	84,762	3,719
Charles Schwab Corp.	35,000	686
EFG International	11,000	370
Fortress Investment Group LLC (f)	41,800	585
Franklin Resources, Inc.	27,800	2,623
Goldman Sachs Group, Inc.	22,500	3,817
Greenhill & Co., Inc.	19,220	1,249
Janus Capital Group, Inc.	28,500	690
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Julius Baer Holding AG	23,632	$ 1,745
Legg Mason, Inc.	32,400	2,140
Lehman Brothers Holdings, Inc.	202,478	10,324
Merrill Lynch & Co., Inc.	56,692	2,810
MF Global Ltd.	57,200	1,004
State Street Corp.	15,885	1,248
T. Rowe Price Group, Inc.	45,762	2,312
The Blackstone Group LP	22,200	366
		38,721
Commercial Banks - 1.3%
Bank of Montreal	7,200	364
Colonial Bancgroup, Inc.	44,700	540
First Community Bancorp, California	16,100	459
M&T Bank Corp.	9,800	804
National Bank of Canada	16,000	790
PNC Financial Services Group, Inc.	52,800	3,244
Prosperity Bancshares, Inc.	14,600	385
Sterling Financial Corp., Washington	52,504	782
SunTrust Banks, Inc.	15,700	913
Synovus Financial Corp.	14,300	165
UCBH Holdings, Inc.	104,975	1,185
UniCredit SpA	109,300	804
UnionBanCal Corp.	700	33
Wachovia Corp.	66,213	2,027
Wells Fargo & Co.	77,100	2,254
Wintrust Financial Corp.	23,200	783
Zions Bancorp	11,006	526
		16,058
Consumer Finance - 0.2%
American Express Co.	25,400	1,074
Capital One Financial Corp.	18,900	870
Discover Financial Services	53,900	813
		2,757
Diversified Financial Services - 3.2%
Bank of America Corp.	267,574	10,633
Bolsa de Mercadorias & Futuros - BM&F SA	94,900	1,028
Bovespa Holding SA	50,000	797
Citigroup, Inc.	380,400	9,019
Deutsche Boerse AG	6,200	983
JPMorgan Chase & Co.	296,280	12,044
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Kotak Mahindra Bank Ltd. sponsored GDR (g)	6,235	$ 125
Maiden Holdings Ltd. (g)	52,100	417
MarketAxess Holdings, Inc. (a)	16,319	153
Onex Corp. (sub. vtg.)	11,600	403
PICO Holdings, Inc. (a)	169,116	5,780
		41,382
Insurance - 2.3%
ACE Ltd.	48,900	2,750
Admiral Group PLC	15,500	310
AFLAC, Inc.	12,800	799
American International Group, Inc.	211,833	9,926
Argo Group International Holdings, Ltd. (a)	7,400	277
Aspen Insurance Holdings Ltd.	44,100	1,276
Assured Guaranty Ltd.	8,300	213
Hartford Financial Services Group, Inc.	27,800	1,943
IPC Holdings Ltd.	15,600	423
LandAmerica Financial Group, Inc.	12,050	444
MBIA, Inc.	78,400	1,017
MetLife, Inc.	35,100	2,045
Montpelier Re Holdings Ltd.	37,900	603
National Financial Partners Corp.	41,020	975
Platinum Underwriters Holdings Ltd.	21,100	728
Principal Financial Group, Inc.	33,800	1,867
Prudential Financial, Inc.	33,700	2,459
Stewart Information Services Corp.	7,644	228
T&D Holdings, Inc.	17,000	869
W.R. Berkley Corp.	4,700	135
Willis Group Holdings Ltd.	5,400	177
		29,464
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.	9,500	872
American Financial Realty Trust (SBI)	14,945	116
Annaly Capital Management, Inc.	60,700	1,256
British Land Co. PLC	38,500	722
CapitalSource, Inc. (f)	29,600	469
Chimera Investment Corp.	19,060	316
Developers Diversified Realty Corp.	36,400	1,404
Duke Realty LP	37,900	869
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Friedman, Billings, Ramsey Group, Inc. Class A	16,000	$ 40
General Growth Properties, Inc.	36,400	1,285
HCP, Inc.	39,400	1,150
Healthcare Realty Trust, Inc.	25,500	607
Highwoods Properties, Inc. (SBI)	21,000	619
Home Properties, Inc.	5,300	244
MFA Mortgage Investments, Inc.	47,400	453
Public Storage	8,700	708
Senior Housing Properties Trust (SBI)	18,600	396
Simon Property Group, Inc.	4,600	385
SL Green Realty Corp.	6,000	549
Sovran Self Storage, Inc.	8,000	308
Tanger Factory Outlet Centers, Inc.	10,100	359
UDR, Inc.	66,376	1,484
Unibail-Rodamco	300	73
Vornado Realty Trust	14,500	1,212
		15,896
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	122,900	2,465
Forestar Real Estate Group, Inc. (a)	40,428	986
The St. Joe Co.	19,700	757
		4,208
Thrifts & Mortgage Finance - 1.1%
Countrywide Financial Corp.	144,700	913
Fannie Mae	147,480	4,078
Freddie Mac	115,100	2,898
Hudson City Bancorp, Inc.	147,700	2,344
IndyMac Bancorp, Inc.	25,307	156
MGIC Investment Corp.	23,900	354
New York Community Bancorp, Inc.	68,700	1,122
NewAlliance Bancshares, Inc. (f)	39,400	448
People's United Financial, Inc.	65,690	1,108
Washington Federal, Inc.	51,274	1,164
		14,585
TOTAL FINANCIALS		163,071
HEALTH CARE - 4.8%
Biotechnology - 0.9%
Amgen, Inc. (a)	55,300	2,517
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	22,000	$ 1,284
Cephalon, Inc. (a)	30,184	1,821
Cubist Pharmaceuticals, Inc. (a)	20,716	377
DUSA Pharmaceuticals, Inc. (a)	87,521	169
Genentech, Inc. (a)	12,600	954
Gilead Sciences, Inc. (a)	31,500	1,491
MannKind Corp. (a)	75,005	530
PDL BioPharma, Inc. (a)	14,038	224
Theravance, Inc. (a)	52,800	869
Vertex Pharmaceuticals, Inc. (a)	41,300	723
		10,959
Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	7,620	1,103
American Medical Systems Holdings, Inc. (a)	127,600	1,862
ArthroCare Corp. (a)	19,211	771
Aspect Medical Systems, Inc. (a)	37,300	465
Boston Scientific Corp. (a)	37,400	471
C.R. Bard, Inc.	2,266	215
Covidien Ltd.	45,100	1,930
Hillenbrand Industries, Inc.	47,410	2,488
Integra LifeSciences Holdings Corp. (a)	32,100	1,330
Inverness Medical Innovations, Inc. (a)	42,828	1,249
Medtronic, Inc.	19,700	972
Micrus Endovascular Corp. (a)	24,500	347
Orthofix International NV (a)	13,840	554
Quidel Corp. (a)	13,823	227
Smith & Nephew PLC	67,500	883
Sonova Holding AG	12,272	1,163
		16,030
Health Care Providers & Services - 1.2%
Acibadem Saglik Hizmetleri AS	99,110	698
Brookdale Senior Living, Inc.	34,556	902
Cardinal Health, Inc.	5,900	349
DaVita, Inc. (a)	17,000	844
Health Net, Inc. (a)	20,400	896
HealthSouth Corp. (a)(f)	42,956	691
Henry Schein, Inc. (a)	3,800	227
Humana, Inc. (a)	11,986	819
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	23,900	$ 1,404
Patterson Companies, Inc. (a)	15,400	542
PSS World Medical, Inc. (a)	5,800	102
Sunrise Senior Living, Inc. (a)	36,375	996
Tenet Healthcare Corp. (a)	107,407	517
UnitedHealth Group, Inc.	71,795	3,337
Universal American Financial Corp. (a)	52,379	900
Universal Health Services, Inc. Class B	5,500	294
VCA Antech, Inc. (a)	38,600	1,239
		14,757
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	54,500	582
Cerner Corp. (a)	13,200	574
HLTH Corp. (a)	80,700	955
IMS Health, Inc.	44,300	997
		3,108
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	6,500	219
Bruker BioSciences Corp. (a)	64,396	880
Charles River Laboratories International, Inc. (a)	21,800	1,277
Pharmaceutical Product Development, Inc.	26,800	1,208
Thermo Fisher Scientific, Inc. (a)	11,500	643
		4,227
Pharmaceuticals - 1.0%
Alpharma, Inc. Class A (a)	49,690	1,251
Barr Pharmaceuticals, Inc. (a)	31,700	1,495
Cipla Ltd.	33,146	170
Jazz Pharmaceuticals, Inc.	48,200	576
Johnson & Johnson	12,100	750
Merck & Co., Inc.	62,200	2,755
Schering-Plough Corp.	83,000	1,801
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,500	123
Wyeth	75,600	3,298
XenoPort, Inc. (a)	14,400	737
		12,956
TOTAL HEALTH CARE		62,037
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.2%
Finmeccanica SpA	17,500	$ 538
General Dynamics Corp.	36,900	3,020
Hexcel Corp. (a)	79,322	1,602
Honeywell International, Inc.	31,200	1,795
Orbital Sciences Corp. (a)	47,069	1,019
Raytheon Co.	26,900	1,744
Rockwell Collins, Inc.	15,000	884
Spirit AeroSystems Holdings, Inc. Class A (a)	43,100	1,165
Triumph Group, Inc.	6,600	373
United Technologies Corp.	55,200	3,892
		16,032
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	9,100	462
Expeditors International of Washington, Inc.	500	20
FedEx Corp.	11,700	1,031
Forward Air Corp.	42,214	1,239
United Parcel Service, Inc. Class B	21,100	1,482
UTI Worldwide, Inc.	49,449	830
		5,064
Airlines - 0.2%
AirTran Holdings, Inc. (a)	114,800	829
Delta Air Lines, Inc. (a)	49,000	654
easyJet PLC (a)	13,200	106
Frontier Airlines Holdings, Inc. (a)(f)	45,951	135
Northwest Airlines Corp. (a)	62,100	834
US Airways Group, Inc. (a)	34,500	428
		2,986
Commercial Services & Supplies - 1.0%
ACCO Brands Corp. (a)	63,188	876
Allied Waste Industries, Inc. (a)	140,400	1,452
CDI Corp.	7,002	159
Clean Harbors, Inc. (a)	23,413	1,440
Consolidated Graphics, Inc. (a)	1,900	101
Covanta Holding Corp. (a)	41,800	1,199
Diamond Management & Technology Consultants, Inc.	26,553	157
EnergySolutions, Inc.	8,300	181
Equifax, Inc.	26,200	897
GeoEye, Inc. (a)	18,937	572
IHS, Inc. Class A (a)	7,100	438
Kenexa Corp. (a)	7,200	146
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Manpower, Inc.	3,300	$ 187
Monster Worldwide, Inc. (a)	5,100	136
R.R. Donnelley & Sons Co.	11,400	363
Robert Half International, Inc.	22,200	598
The Brink's Co.	35,864	2,400
Waste Management, Inc.	33,500	1,100
		12,402
Construction & Engineering - 1.9%
AMEC PLC	84,100	1,283
Chicago Bridge & Iron Co. NV (NY Shares)	131,283	6,107
Fluor Corp.	28,200	3,927
Great Lakes Dredge & Dock Corp.	148,368	907
Shaw Group, Inc. (a)	112,100	7,217
URS Corp. (a)	132,897	5,353
		24,794
Electrical Equipment - 0.6%
ABB Ltd. sponsored ADR	34,000	851
Acuity Brands, Inc.	19,100	848
Belden, Inc.	18,500	727
Cooper Industries Ltd. Class A	29,000	1,216
JA Solar Holdings Co. Ltd. ADR	92,500	1,322
Renewable Energy Corp. AS (a)	57,764	1,413
Rockwell Automation, Inc.	5,100	279
Vestas Wind Systems AS (a)	9,700	983
		7,639
Industrial Conglomerates - 0.5%
3M Co.	7,300	572
General Electric Co.	20,045	664
McDermott International, Inc. (a)	38,600	2,016
Siemens AG sponsored ADR	16,700	2,132
Walter Industries, Inc.	7,500	410
		5,794
Machinery - 1.0%
Bucyrus International, Inc. Class A	24,900	2,487
CIRCOR International, Inc.	25,600	1,166
Cummins, Inc.	20,400	1,028
Danaher Corp.	11,000	816
Eaton Corp.	4,400	355
Flowserve Corp.	11,300	1,231
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Force Protection, Inc. (a)	186,782	$ 768
Gardner Denver, Inc. (a)	3,500	129
IDEX Corp.	14,150	427
Ingersoll-Rand Co. Ltd. Class A	34,800	1,457
Japan Steel Works Ltd.	19,000	309
Navistar International Corp. (a)	10,000	565
NGK Insulators Ltd.	11,000	250
Oshkosh Co.	17,800	713
Sulzer AG (Reg.)	412	473
Terex Corp. (a)	900	61
		12,235
Marine - 0.3%
Alexander & Baldwin, Inc.	36,188	1,594
American Commercial Lines, Inc. (a)(f)	110,095	1,872
Navios Maritime Holdings, Inc.	65,800	731
Ultrapetrol (Bahamas) Ltd. (a)	2,400	34
		4,231
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	10,100	887
Con-way, Inc.	10,500	476
J.B. Hunt Transport Services, Inc.	13,100	359
Ryder System, Inc.	16,200	933
Union Pacific Corp.	11,400	1,422
Universal Truckload Services, Inc. (a)	60,340	1,127
YRC Worldwide, Inc. (a)	58,466	804
		6,008
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	39,700	1,588
TOTAL INDUSTRIALS		98,773
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 1.1%
Adtran, Inc.	93,340	1,719
Alcatel-Lucent SA sponsored ADR	143,379	842
Cisco Systems, Inc. (a)	149,200	3,636
Corning, Inc.	8,300	193
Dycom Industries, Inc. (a)	50,900	582
Finisar Corp. (a)	284,227	458
Harris Corp.	47,300	2,310
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	37,900	$ 1,016
MasTec, Inc. (a)	68,700	598
Motorola, Inc.	123,300	1,229
Powerwave Technologies, Inc. (a)	232,003	664
Sandvine Corp. (a)	165,500	494
Sandvine Corp. (U.K.) (a)	21,300	64
		13,805
Computers & Peripherals - 0.9%
Diebold, Inc.	32,700	789
Hewlett-Packard Co.	72,700	3,473
Hutchinson Technology, Inc. (a)	41,100	690
Intermec, Inc. (a)	14,300	315
NCR Corp. (a)	80,600	1,786
Network Appliance, Inc. (a)	63,100	1,364
Seagate Technology	27,564	595
Teradata Corp. (a)	33,400	843
Western Digital Corp. (a)	50,500	1,559
		11,414
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	2,700	83
Amphenol Corp. Class A	85,800	3,172
Arrow Electronics, Inc. (a)	28,800	939
Avnet, Inc. (a)	45,000	1,517
Bell Microproducts, Inc. (a)	24,536	82
Cogent, Inc. (a)	69,200	692
Flextronics International Ltd. (a)	119,700	1,214
Ibiden Co. Ltd.	6,600	315
Ingram Micro, Inc. Class A (a)	80,900	1,235
Itron, Inc. (a)	56,536	5,390
Tyco Electronics Ltd.	42,800	1,408
		16,047
Internet Software & Services - 0.6%
Google, Inc. Class A (sub. vtg.) (a)	5,700	2,686
LoopNet, Inc. (a)	57,636	690
Open Text Corp. (a)	27,300	880
TheStreet.com, Inc.	21,603	196
ValueClick, Inc. (a)	24,445	472
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)	51,100	$ 1,778
Yahoo!, Inc. (a)	40,200	1,117
		7,819
IT Services - 0.9%
Accenture Ltd. Class A	6,000	212
CACI International, Inc. Class A (a)	24,024	1,049
Cognizant Technology Solutions Corp. Class A (a)	16,100	486
MoneyGram International, Inc.	14,161	52
NeuStar, Inc. Class A (a)	51,200	1,314
Patni Computer Systems Ltd. sponsored ADR	30,500	369
Paychex, Inc.	18,889	594
Perot Systems Corp. Class A (a)	76,184	1,051
Sapient Corp. (a)	112,600	831
Satyam Computer Services Ltd. sponsored ADR	36,700	917
SI International, Inc. (a)	8,600	214
SRA International, Inc. Class A (a)	32,800	787
The Western Union Co.	54,000	1,123
Unisys Corp. (a)	334,728	1,382
WNS Holdings Ltd. ADR (a)	29,000	431
		10,812
Office Electronics - 0.1%
Xerox Corp.	80,500	1,183
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)	184,500	1,330
Altera Corp.	41,800	715
AMIS Holdings, Inc. (a)	127,706	871
Analog Devices, Inc.	44,200	1,190
Applied Materials, Inc.	47,900	918
ASAT Holdings Ltd.	1,762	0
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0
Atmel Corp. (a)	858,357	2,790
Axcelis Technologies, Inc. (a)	174,200	1,002
Cymer, Inc. (a)	23,400	663
Cypress Semiconductor Corp. (a)	139,400	3,031
Fairchild Semiconductor International, Inc. (a)	119,100	1,328
FormFactor, Inc. (a)	38,130	684
Hittite Microwave Corp. (a)	28,362	939
Integrated Device Technology, Inc. (a)	142,100	1,192
Intersil Corp. Class A	25,700	598
LTX Corp. (a)	204,300	664
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Maxim Integrated Products, Inc.	171,400	$ 3,131
Microchip Technology, Inc.	39,800	1,225
National Semiconductor Corp.	99,100	1,632
NEC Electronics Corp. (a)	14,300	289
Rudolph Technologies, Inc. (a)	43,948	383
Samsung Electronics Co. Ltd.	640	375
Semitool, Inc. (a)	67,075	527
Spansion, Inc. Class A (a)	92,043	253
Teradyne, Inc. (a)	170,900	2,049
Varian Semiconductor Equipment Associates, Inc. (a)	109,600	3,702
Xilinx, Inc.	39,400	881
Zoran Corp. (a)	10,700	147
		32,509
Software - 0.9%
Activision, Inc. (a)	17,100	466
Cadence Design Systems, Inc. (a)	4,600	49
Electronic Arts, Inc. (a)	16,900	799
Fair Isaac Corp.	19,000	441
McAfee, Inc. (a)	25,100	835
Microsoft Corp.	37,500	1,021
Misys PLC	243,400	717
Nintendo Co. Ltd.	4,900	2,446
Oracle Corp. (a)	45,200	850
Quest Software, Inc. (a)	89,400	1,272
Sourcefire, Inc. (f)	82,237	493
Take-Two Interactive Software, Inc. (a)	40,200	1,065
THQ, Inc. (a)	49,940	934
Ubisoft Entertainment SA (a)	8,256	694
		12,082
TOTAL INFORMATION TECHNOLOGY		105,671
MATERIALS - 4.3%
Chemicals - 2.1%
Airgas, Inc.	19,500	948
Albemarle Corp.	23,500	892
Arkema sponsored ADR (a)	21,600	1,240
Ashland, Inc.	9,700	428
Calgon Carbon Corp. (a)	57,716	943
Celanese Corp. Class A	76,900	2,991
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Chemtura Corp.	150,700	$ 1,245
Georgia Gulf Corp.	24,705	150
Hercules, Inc.	93,900	1,720
Israel Chemicals Ltd.	83,200	1,175
Linde AG	4,700	625
Monsanto Co.	38,400	4,442
Rockwood Holdings, Inc. (a)	2,500	77
Spartech Corp.	60,737	861
Syngenta AG (Switzerland)	231	66
The Mosaic Co. (a)	71,500	7,958
Tokai Carbon Co. Ltd.	36,000	307
Tronox, Inc.:
Class A	77,050	344
Class B	80,400	355
Valspar Corp.	7,900	171
W.R. Grace & Co. (a)	2,400	51
		26,989
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	2,300	62
Smurfit-Stone Container Corp. (a)	88,717	705
Temple-Inland, Inc.	63,490	872
		1,639
Metals & Mining - 2.1%
Alamos Gold, Inc. (a)	81,400	620
Alcoa, Inc.	104,000	3,863
Allegheny Technologies, Inc.	13,900	1,075
Anglo Platinum Ltd.	5,400	847
ArcelorMittal SA (NY Reg.) Class A	13,408	1,019
Carpenter Technology Corp.	26,932	1,692
Eldorado Gold Corp. (a)	82,900	575
Fording Canadian Coal Trust	2,100	104
Freeport-McMoRan Copper & Gold, Inc. Class B	900	91
Gabriel Resources Ltd. (a)	107,900	203
IAMGOLD Corp.	5,800	47
Ivanhoe Mines Ltd. (a)	106,500	1,389
Labrador Iron Ore Royal, Inc. Fund	500	27
Lihir Gold Ltd. (a)	203,837	789
Lundin Mining Corp. (a)	21,100	180
Newcrest Mining Ltd.	53,839	1,872
Nucor Corp.	4,200	271
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Polymet Mining Corp. (a)	31,200	$ 110
Reliance Steel & Aluminum Co.	35,900	1,991
Silver Wheaton Corp. (a)	5,800	100
Steel Dynamics, Inc.	10,245	597
Stillwater Mining Co. (a)(f)	77,315	1,587
Titanium Metals Corp. (f)	215,457	4,443
Yamana Gold, Inc.	147,544	2,655
		26,147
TOTAL MATERIALS		54,775
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	496,888	17,307
Cincinnati Bell, Inc. (a)	297,821	1,156
Cogent Communications Group, Inc. (a)	21,900	427
Covad Communications Group, Inc. (a)	547,888	504
Level 3 Communications, Inc. (a)	95,100	212
Qwest Communications International, Inc.	316,400	1,709
Verizon Communications, Inc.	223,700	8,125
		29,440
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series L sponsored ADR	15,300	925
American Tower Corp. Class A (a)	54,780	2,106
Crown Castle International Corp. (a)	19,000	686
NII Holdings, Inc. (a)	17,200	683
Vivo Participacoes SA (PN) sponsored ADR	61,800	375
		4,775
TOTAL TELECOMMUNICATION SERVICES		34,215
UTILITIES - 3.3%
Electric Utilities - 1.3%
Allegheny Energy, Inc.	21,500	1,089
DPL, Inc.	48,100	1,227
E.ON AG	8,100	1,519
Edison International	26,500	1,309
Electricite de France	3,000	280
Entergy Corp.	17,600	1,808
Exelon Corp.	6,000	449
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	11,200	$ 757
Pepco Holdings, Inc.	34,852	881
PPL Corp.	51,900	2,355
Public Power Corp. of Greece	13,800	586
Reliant Energy, Inc. (a)	204,000	4,651
		16,911
Gas Utilities - 0.2%
Atmos Energy Corp.	11,549	300
Equitable Resources, Inc.	23,300	1,436
Gaz de France	7,200	412
Questar Corp.	14,700	812
		2,960
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	193,300	3,476
Constellation Energy Group, Inc.	48,200	4,258
International Power PLC	35,200	264
NRG Energy, Inc. (a)	250,182	10,325
		18,323
Multi-Utilities - 0.4%
CMS Energy Corp.	68,500	986
OGE Energy Corp.	11,703	380
Public Service Enterprise Group, Inc.	45,600	2,011
Sempra Energy	11,800	627
Wisconsin Energy Corp.	10,900	475
		4,479
TOTAL UTILITIES		42,673
TOTAL COMMON STOCKS (Cost $769,272)		805,743
Convertible Preferred Stocks - 0.3%

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
McMoRan Exploration Co.	2,400	285
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. Series T, 6.50%	18,914	939
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. Series R, 7.75%	500	$ 469
TOTAL FINANCIALS		1,408
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	12,700	1,871
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,962)		3,564
Corporate Bonds - 5.3%
	Principal Amount (000s)
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Evergreen Energy, Inc. 8% 8/1/12 (g)	$ 480	325
McMoRan Exploration Co. 6% 7/2/08	580	698
		1,023
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (g)	517	499
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	430	439
TOTAL HEALTH CARE		938
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15	71	48
Cypress Semiconductor Corp. 1% 9/15/09 (g)	270	311
		359
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. 1% 6/15/27 (g)	$ 510	$ 393
TOTAL CONVERTIBLE BONDS		2,713
Nonconvertible Bonds - 5.1%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.0%
Tenneco, Inc. 8.625% 11/15/14	30	29
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11	19	20
9% 7/1/15	20	21
		70
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31	95	65
General Motors Corp.:
8.25% 7/15/23	25	19
8.375% 7/15/33	55	42
		126
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	200	194
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14	70	61
Service Corp. International:
6.75% 4/1/15	70	69
7.5% 4/1/27	70	61
		385
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	150	135
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (g)	40	28
McDonald's Corp. 6.3% 3/1/38	340	349
MGM Mirage, Inc.:
5.875% 2/27/14	280	247
7.5% 6/1/16	70	65
Mohegan Tribal Gaming Authority 6.875% 2/15/15	15	13
OSI Restaurant Partners, Inc. 10% 6/15/15 (g)	140	84
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)	$ 30	$ 27
Six Flags, Inc.:
8.875% 2/1/10	140	100
9.625% 6/1/14	35	22
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	250	240
		1,310
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	100	87
Jarden Corp. 7.5% 5/1/17	30	26
K. Hovnanian Enterprises, Inc. 6.25% 1/15/15	20	13
		126
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	30	25
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	533
Cablevision Systems Corp. 9.6444% 4/1/09 (j)	245	245
Cadmus Communications Corp. 8.375% 6/15/14	30	25
CanWest Media, Inc. 8% 9/15/12	280	266
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	10	7
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	135	124
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)	495	468
Cox Communications, Inc. 6.45% 12/1/36 (g)	240	229
CSC Holdings, Inc. 7.625% 4/1/11	258	256
EchoStar Communications Corp. 7.125% 2/1/16	140	138
News America Holdings, Inc. 7.75% 12/1/45	510	549
News America, Inc.:
6.15% 3/1/37	235	223
6.2% 12/15/34	990	946
PanAmSat Corp. 9% 6/15/16	160	160
Paxson Communications Corp. 7.5075% 1/15/12 (g)(j)	250	235
R.H. Donnelley Corp. 8.875% 10/15/17 (g)	80	47
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
The Reader's Digest Association, Inc. 9% 2/15/17 (g)	$ 160	$ 114
Time Warner Cable, Inc.:
5.85% 5/1/17	363	359
6.55% 5/1/37	947	913
TL Acquisitions, Inc.:
0% 7/15/15 (e)(g)	110	81
10.5% 1/15/15 (g)	325	294
Valassis Communications, Inc. 8.25% 3/1/15	290	242
Viacom, Inc.:
6.125% 10/5/17	310	310
6.75% 10/5/37	105	100
		6,864
Multiline Retail - 0.0%
Dollar General Corp. 10.625% 7/15/15 (g)	90	87
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	40	32
8% 3/15/14	355	295
Michaels Stores, Inc. 10% 11/1/14	135	118
Sally Holdings LLC:
9.25% 11/15/14	190	183
10.5% 11/15/16	50	46
Sonic Automotive, Inc. 8.625% 8/15/13	305	278
Toys 'R' US, Inc. 7.875% 4/15/13	165	122
United Auto Group, Inc. 7.75% 12/15/16	130	111
		1,185
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.2038% 12/15/14 (g)(j)	40	35
TOTAL CONSUMER DISCRETIONARY		10,213
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Constellation Brands, Inc.:
7.25% 5/15/17	214	205
8.375% 12/15/14	270	275
Diageo Capital PLC 5.75% 10/23/17	489	503
		983
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (j)	$ 790	$ 749
Rite Aid Corp. 9.5% 6/15/17	265	203
Stater Brothers Holdings, Inc. 7.75% 4/15/15	110	105
		1,057
Food Products - 0.1%
Dean Foods Co.:
6.9% 10/15/17	70	60
7% 6/1/16	150	131
Kraft Foods, Inc.:
6% 2/11/13	470	495
6.125% 2/1/18	296	300
6.875% 2/1/38	636	632
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	145	129
Smithfield Foods, Inc. 7.75% 7/1/17	60	57
		1,804
Tobacco - 0.0%
Reynolds American, Inc. 7.25% 6/15/37	435	427
TOTAL CONSUMER STAPLES		4,271
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 7.5% 9/15/17 (g)	70	70
Complete Production Services, Inc. 8% 12/15/16	70	67
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)	70	69
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	95	90
		296
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp. 6.45% 9/15/36	155	157
Chaparral Energy, Inc. 8.875% 2/1/17	80	67
Chesapeake Energy Corp.:
6.5% 8/15/17	20	19
6.625% 1/15/16	5	5
7% 8/15/14	5	5
7.5% 6/15/14	220	226
7.625% 7/15/13	90	92
Duke Capital LLC 6.75% 2/15/32	485	462
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services 6.45% 11/3/36 (g)	$ 470	$ 449
Forest Oil Corp. 7.25% 6/15/19 (g)	110	110
Mariner Energy, Inc. 8% 5/15/17	80	77
Massey Energy Co. 6.875% 12/15/13	120	116
Nakilat, Inc. 6.067% 12/31/33 (g)	515	449
Nexen, Inc.:
5.875% 3/10/35	355	321
6.4% 5/15/37	290	281
NGPL PipeCo LLC 6.514% 12/15/12 (g)	245	257
OPTI Canada, Inc. 8.25% 12/15/14 (g)	280	276
Peabody Energy Corp. 7.375% 11/1/16	115	118
Pemex Project Funding Master Trust 5.7238% 12/3/12 (g)(j)	200	195
Petrohawk Energy Corp. 9.125% 7/15/13	115	117
Plains All American Pipeline LP:
6.125% 1/15/17	205	212
6.65% 1/15/37	520	513
Plains Exploration & Production Co. 7% 3/15/17	145	138
Range Resources Corp. 7.375% 7/15/13	40	40
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (g)	380	357
Southwestern Energy Co. 7.5% 2/1/18 (g)	45	46
Talisman Energy, Inc. yankee 6.25% 2/1/38	180	168
Texas Eastern Transmission LP 6% 9/15/17 (g)	326	342
Valero Energy Corp. 6.625% 6/15/37	215	212
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	80	82
		5,909
TOTAL ENERGY		6,205
FINANCIALS - 1.3%
Capital Markets - 0.4%
Bear Stearns Companies, Inc. 6.95% 8/10/12	775	788
BlackRock, Inc. 6.25% 9/15/17	490	517
Goldman Sachs Group, Inc.:
5.625% 1/15/17	500	490
6.75% 10/1/37	865	808
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,025	1,729
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XX 6.55% 9/29/36	$ 235	$ 211
Lehman Brothers Holdings, Inc. 6.75% 12/28/17	215	216
Morgan Stanley 4.75% 4/1/14	220	212
UBS AG, Stamford 5.875% 12/20/17	390	413
		5,384
Commercial Banks - 0.3%
Bank of America NA 5.3% 3/15/17	220	219
Credit Suisse First Boston 6% 2/15/18	610	622
HSBC Holdings PLC 6.5% 9/15/37	575	545
Standard Chartered Bank 6.4% 9/26/17 (g)	874	907
Wachovia Bank NA:
5.85% 2/1/37	450	391
6.6% 1/15/38	1,000	953
Wells Fargo & Co. 5.625% 12/11/17	595	617
		4,254
Consumer Finance - 0.3%
American General Finance Corp. 6.9% 12/15/17	295	296
Ford Motor Credit Co. LLC:
8% 12/15/16	60	48
8.7075% 4/15/12 (j)	70	68
9.875% 8/10/11	175	162
General Electric Capital Corp.:
5.625% 9/15/17	325	334
5.875% 1/14/38	900	860
6.375% 11/15/67 (j)	500	509
General Motors Acceptance Corp.:
6.75% 12/1/14	130	101
6.875% 9/15/11	95	80
6.875% 8/28/12	80	64
8% 11/1/31	25	19
GMAC LLC 6.625% 5/15/12	70	55
SLM Corp.:
3.4713% 7/27/09 (j)	148	133
3.4913% 7/26/10 (j)	564	487
4% 1/15/09	135	130
4.5% 7/26/10	325	301
		3,647
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.1%
Bank of America Corp. 5.75% 12/1/17	$ 260	$ 266
Citigroup, Inc. 5.875% 5/29/37	100	89
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (g)	60	56
9% 6/1/16 (g)	70	70
NSG Holdings II, LLC 7.75% 12/15/25 (g)	90	89
ZFS Finance USA Trust V 6.5% 5/9/67 (g)(j)	500	452
		1,022
Insurance - 0.1%
American International Group, Inc. 5.85% 1/16/18	590	589
USI Holdings Corp.:
6.94% 11/15/14 (g)(j)	50	38
9.75% 5/15/15 (g)	20	15
		642
Real Estate Investment Trusts - 0.1%
Duke Realty LP:
5.95% 2/15/17	35	31
6.5% 1/15/18	285	261
Host Hotels & Resorts LP 6.875% 11/1/14	240	232
Liberty Property LP 6.625% 10/1/17	210	205
Rouse Co. 7.2% 9/15/12	30	26
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)	260	224
UDR, Inc. 5.5% 4/1/14	405	385
Ventas Realty LP:
6.5% 6/1/16	120	117
6.75% 4/1/17	60	59
		1,540
Real Estate Management & Development - 0.0%
ERP Operating LP 5.75% 6/15/17	280	252
Realogy Corp. 10.5% 4/15/14	190	133
		385
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 7.875% 6/30/10	70	40
Residential Capital LLC 6.1925% 5/22/09 (j)	70	48
		88
TOTAL FINANCIALS		16,962
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)	$ 70	$ 71
LVB Acquisition Merger Sub, Inc. 10% 10/15/17 (g)	35	36
		107
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. 8.875% 7/15/15	160	157
DaVita, Inc. 7.25% 3/15/15	165	164
HCA, Inc.:
6.5% 2/15/16	160	134
9.125% 11/15/14	145	148
9.25% 11/15/16	275	281
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	30	30
Skilled Healthcare Group, Inc. 11% 1/15/14	32	34
Tenet Healthcare Corp. 9.875% 7/1/14	230	215
United Surgical Partners International, Inc. 9.25% 5/1/17 pay-in-kind	110	97
Universal Hospital Services, Inc.:
8.2875% 6/1/15 (j)	50	45
8.5% 6/1/15 pay-in-kind	40	40
		1,345
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17	265	285
6.45% 9/15/37	195	210
		495
TOTAL HEALTH CARE		1,947
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (g)	855	812
8% 11/15/14 (g)	530	545
DRS Technologies, Inc. 7.625% 2/1/18	140	139
Esterline Technologies Corp. 6.625% 3/1/17	140	141
TransDigm, Inc. 7.75% 7/15/14	30	30
		1,667
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - 0.1%
Continental Airlines, Inc.:
6.903% 4/19/22	$ 20	$ 17
7.339% 4/19/14	30	26
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	805	32
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	470	472
10.06% 1/2/16 (a)	32	29
Northwest Airlines, Inc. pass thru trust certificates 7.691% 4/1/17	61	57
		633
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc. 7.125% 5/15/16	140	139
ARAMARK Corp.:
6.7394% 2/1/15 (j)	140	123
8.5% 2/1/15	200	198
Cenveo Corp. 7.875% 12/1/13	260	222
Corrections Corp. of America 6.25% 3/15/13	10	10
Deluxe Corp. 7.375% 6/1/15	140	135
IKON Office Solutions, Inc. 7.75% 9/15/15	30	30
Rental Service Corp. 9.5% 12/1/14	30	24
United Rentals North America, Inc. 7% 2/15/14	30	24
		905
Electrical Equipment - 0.0%
Baldor Electric Co. 8.625% 2/15/17	30	29
General Cable Corp.:
7.0556% 4/1/15 (j)	55	47
7.125% 4/1/17	20	19
		95
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6.55% 10/15/37 (g)	245	253
General Electric Co. 5.25% 12/6/17	890	893
		1,146
Machinery - 0.0%
Esco Corp. 8.625% 12/15/13 (g)	15	15
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	30	27
SPX Corp. 7.625% 12/15/14 (g)	100	103
		145
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
Britannia Bulk PLC 11% 12/1/11	$ 20	$ 20
Navios Maritime Holdings, Inc. 9.5% 12/15/14	90	88
		108
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.565% 5/15/14 (j)	20	16
7.625% 5/15/14	45	39
Hertz Corp. 8.875% 1/1/14	230	217
		272
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (g)	50	41
Penhall International Corp. 12% 8/1/14 (g)	30	24
VWR Funding, Inc. 10.25% 7/15/15	170	158
		223
TOTAL INDUSTRIALS		5,194
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Lucent Technologies, Inc.:
6.45% 3/15/29	45	33
6.5% 1/15/28	40	30
Nortel Networks Corp.:
8.5075% 7/15/11 (j)	95	82
10.125% 7/15/13	70	66
10.75% 7/15/16	140	133
		344
Electronic Equipment & Instruments - 0.1%
Jabil Circuit, Inc. 8.25% 3/15/18 (g)	135	135
NXP BV:
7.0075% 10/15/13 (j)	55	44
7.875% 10/15/14	65	58
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (g)	170	166
Tyco Electronics Group SA 7.125% 10/1/37 (g)	140	146
		549
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
First Data Corp. 9.875% 9/24/15 (g)	$ 60	$ 51
Iron Mountain, Inc.:
6.625% 1/1/16	25	24
8.625% 4/1/13	20	20
SunGard Data Systems, Inc. 9.125% 8/15/13	190	193
		288
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	325	323
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	90	87
Avago Technologies Finance Ltd. 10.125% 12/1/13	140	147
Freescale Semiconductor, Inc.:
8.8656% 12/15/14 (j)	150	107
8.875% 12/15/14	140	114
9.125% 12/15/14 pay-in-kind	175	132
		587
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16	30	25
Serena Software, Inc. 10.375% 3/15/16	70	64
		89
TOTAL INFORMATION TECHNOLOGY		2,180
MATERIALS - 0.2%
Chemicals - 0.0%
Georgia Gulf Corp.:
9.5% 10/15/14	135	103
10.75% 10/15/16	70	46
Momentive Performance Materials, Inc. 9.75% 12/1/14	220	196
NOVA Chemicals Corp. 6.5% 1/15/12	80	75
Phibro Animal Health Corp. 10% 8/1/13 (g)	60	57
PolyOne Corp. 8.875% 5/1/12	140	141
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)	40	40
		658
Containers & Packaging - 0.0%
Berry Plastics Holding Corp. 8.875% 9/15/14	55	49
Graphic Packaging International, Inc. 8.5% 8/15/11	45	43
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Rock-Tenn Co. 9.25% 3/15/16 (g)	$ 25	$ 25
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17	140	125
		242
Metals & Mining - 0.1%
FMG Finance Property Ltd.:
10% 9/1/13 (g)	70	75
10.625% 9/1/16 (g)	100	114
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	80	84
8.375% 4/1/17	150	159
8.3944% 4/1/15 (j)	60	58
Novelis, Inc. 7.25% 2/15/15	80	71
PNA Group, Inc. 10.75% 9/1/16	35	30
Steel Dynamics, Inc. 7.375% 11/1/12 (g)	80	81
United States Steel Corp. 6.65% 6/1/37	335	280
Vale Overseas Ltd. 6.25% 1/23/17	485	489
		1,441
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.:
7% 1/15/15 (g)	60	57
7.125% 1/15/17 (g)	70	66
9.5% 12/1/11	420	428
NewPage Corp.:
10% 5/1/12 (g)	135	135
10% 5/1/12	20	20
		706
TOTAL MATERIALS		3,047
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
6.3% 1/15/38	548	540
6.8% 5/15/36	1,100	1,151
BellSouth Capital Funding Corp. 7.875% 2/15/30	85	96
British Telecommunications PLC 9.125% 12/15/30	625	813
Intelsat Ltd. 9.25% 6/15/16	310	312
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.:
6.7044% 2/15/15 (j)	$ 70	$ 48
8.75% 2/15/17	70	53
9.25% 11/1/14	175	142
PAETEC Holding Corp. 9.5% 7/15/15	20	19
Qwest Corp.:
8.2406% 6/15/13 (j)	710	682
8.875% 3/15/12	155	162
SBC Communications, Inc.:
6.15% 9/15/34	750	733
6.45% 6/15/34	415	417
Sprint Capital Corp.:
6.875% 11/15/28	906	643
8.75% 3/15/32	193	151
Telecom Italia Capital SA 7.2% 7/18/36	385	399
Telefonica Emisiones SAU 7.045% 6/20/36	234	252
Verizon Communications, Inc.:
6.25% 4/1/37	187	184
6.4% 2/15/38	341	341
Verizon Global Funding Corp. 7.75% 12/1/30	990	1,128
Wind Acquisition Finance SA 10.75% 12/1/15 (g)	60	61
Windstream Corp.:
7% 3/15/19	100	92
8.125% 8/1/13	55	55
8.625% 8/1/16	45	46
		8,520
Wireless Telecommunication Services - 0.0%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	55	56
Cricket Communications, Inc. 9.375% 11/1/14	100	89
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (g)	250	216
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	150	140
MetroPCS Wireless, Inc. 9.25% 11/1/14	45	40
		541
TOTAL TELECOMMUNICATION SERVICES		9,061
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 0.5%
Electric Utilities - 0.3%
Commonwealth Edison Co. 5.4% 12/15/11	$ 321	$ 331
Duke Energy Carolinas LLC 5.25% 1/15/18	235	242
Edison Mission Energy 7.2% 5/15/19	240	236
EDP Finance BV 6% 2/2/18 (g)	380	388
Enel Finance International SA:
6.25% 9/15/17 (g)	195	205
6.8% 9/15/37 (g)	708	725
Energy Future Holdings:
10.875% 11/1/17 (g)	160	158
11.25% 11/1/17 pay-in-kind (g)	30	29
Illinois Power Co. 6.125% 11/15/17 (g)	165	171
Mirant Americas Generation LLC 8.3% 5/1/11	130	131
Nevada Power Co. 6.5% 5/15/18	165	167
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	235	205
Reliant Energy, Inc. 7.875% 6/15/17	350	347
Southern California Edison Co. 5.95% 2/1/38	300	301
		3,636
Gas Utilities - 0.0%
Dynegy Holdings, Inc. 7.75% 6/1/19	135	123
NiSource Finance Corp. 5.45% 9/15/20	335	304
		427
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8% 10/15/17	130	133
8.75% 5/15/13 (g)	203	212
9.5% 6/1/09	452	464
Mirant North America LLC 7.375% 12/31/13	50	50
NRG Energy, Inc.:
7.25% 2/1/14	210	205
7.375% 2/1/16	285	275
7.375% 1/15/17	275	264
		1,603
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.1%
CMS Energy Corp. 8.5% 4/15/11	$ 400	$ 428
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	445	462
		890
TOTAL UTILITIES		6,556
TOTAL NONCONVERTIBLE BONDS		65,636
TOTAL CORPORATE BONDS (Cost $70,936)		68,349
U.S. Government and Government Agency Obligations - 7.7%

U.S. Government Agency Obligations - 2.0%
Fannie Mae:
3.25% 2/15/09	1,684	1,698
5% 2/16/12	2,000	2,141
6.625% 9/15/09	6,110	6,510
Freddie Mac:
4% 6/12/13	2,342	2,406
5.25% 5/21/09	7,840	8,116
5.25% 7/18/11	212	228
5.75% 1/15/12	2,024	2,221
6.625% 9/15/09	2,160	2,301
Tennessee Valley Authority 5.375% 4/1/56	405	424
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		26,045
U.S. Treasury Inflation Protected Obligations - 2.8%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	3,326	3,426
2% 4/15/12	5,175	5,606
2% 1/15/14	19,900	21,601
2.375% 4/15/11	2,642	2,858
2.625% 7/15/17	2,027	2,312
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		35,803
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 2.9%
U.S. Treasury Bonds:
5.375% 2/15/31	$ 2,080	$ 2,370
6.25% 5/15/30 (f)	12,275	15,501
U.S. Treasury Notes:
2.75% 2/28/13 (h)	8,245	8,332
2.875% 1/31/13 (h)	9,460	9,617
4.875% 6/30/12	1,314	1,450
TOTAL U.S. TREASURY OBLIGATIONS		37,270
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $93,992)		99,118
U.S. Government Agency - Mortgage Securities - 4.0%

Fannie Mae - 2.7%
4.5% 4/1/20	192	193
5% 12/1/21 to 5/1/22	3,922	3,970
5.5% 3/1/38 (h)	20,000	20,131
5.638% 7/1/37 (j)	120	124
6% 11/1/32 to 11/1/37	9,519	9,740
6.03% 4/1/36 (j)	88	91
6.224% 6/1/36 (j)	31	31
6.307% 4/1/36 (j)	82	85
TOTAL FANNIE MAE		34,365
Freddie Mac - 1.3%
5.762% 10/1/35 (j)	52	53
5.848% 6/1/36 (j)	102	105
6% 3/1/38 (h)	16,000	16,349
6.027% 6/1/36 (j)	98	102
6.03% 7/1/37 (j)	520	535
6.093% 4/1/36 (j)	158	164
6.1% 6/1/36 (j)	89	92
TOTAL FREDDIE MAC		17,400
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $51,524)		51,765
Asset-Backed Securities - 0.1%
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 3.535% 11/25/50 (j)	$ 36	$ 33
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (g)	70	71
Class C, 5.77% 5/20/10 (g)	65	65
Class D, 6.15% 4/20/11 (g)	115	114
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	100	100
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (g)(j)	470	457
TOTAL ASSET-BACKED SECURITIES (Cost $855)		840
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3545% 2/25/37 (j)	29	28
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6214% 11/25/34 (j)	136	134
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0039% 7/25/35 (j)	144	142
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.9019% 10/25/35 (j)	297	291
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.109% 6/25/35 (j)	114	112
Series 2005-AR12 Class 2A6, 4.334% 7/25/35 (j)	196	194
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (j)	78	78
TOTAL PRIVATE SPONSOR		979
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	338	348
Series 2002-9 Class PC, 6% 3/25/17	60	62
TOTAL U.S. GOVERNMENT AGENCY		410
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,378)		1,389
Commercial Mortgage Securities - 0.2%
	Principal Amount (000s)	Value (000s)
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 14.2154% 8/1/24 (g)(j)	$ 180	$ 153
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	708	701
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.949% 1/15/37 (g)(j)(l)	6,289	126
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38	101	100
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A3, 5.364% 8/12/48	470	421
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	407	385
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C30 Class A4, 5.305% 12/15/43	355	321
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,295)		2,207
Floating Rate Loans - 0.1%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.26% 3/6/14 (j)	130	113
Univision Communications, Inc.:
Tranche 1LN, term loan 5.4905% 9/29/14 (j)	290	241
Tranche DD 1LN, term loan 9/29/14 (m)	10	8
		362
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 6.6024% 4/6/13 (j)	50	47
TOTAL CONSUMER DISCRETIONARY		409
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
6.5106% 4/26/15 (j)(m)	11	10
8.08% 4/26/15 (j)	44	42
		52
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.0%
DaVita, Inc. Tranche B1, term loan 5.3364% 10/5/12 (j)	$ 30	$ 28
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (j)	20	18
		46
TOTAL HEALTH CARE		98
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
RSC Equipment Rental Tranche 2LN, term loan 8.4164% 11/30/13 (j)	65	55
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 8.08% 12/3/14 (j)	45	43
TOTAL INDUSTRIALS		98
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Flextronics International Ltd. Tranche B-B, term loan 7.455% 10/1/12 (j)	110	102
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 6.5687% 10/10/14 (j)	75	68
Tranche B2, term loan 6.5793% 10/10/14 (j)	279	255
		425
IT Services - 0.0%
First Data Corp. Tranche B1, term loan 7.63% 9/24/14 (j)	110	100
TOTAL INFORMATION TECHNOLOGY		525
MATERIALS - 0.0%
Chemicals - 0.0%
MacDermid, Inc. Tranche B, term loan 6.83% 4/12/14 (j)	18	15
Paper & Forest Products - 0.0%
Boise Paper Holdings LLC Tranche B 1LN, term loan 7.5% 2/22/14 (j)	45	44
TOTAL MATERIALS		59
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. term loan 6.2731% 3/13/14 (j)	$ 30	$ 26
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. Tranche D, term loan 7.705% 3/29/14 (j)	290	258
TOTAL FLOATING RATE LOANS (Cost $1,561)		1,473
Fixed-Income Funds - 17.8%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	179,634	16,154
Fidelity 2-5 Year Duration Securitized Bond Central Fund (k)	283,652	26,411
Fidelity Corporate Bond 1-10 Year Central Fund (k)	619,717	62,133
Fidelity Mortgage Backed Securities Central Fund (k)	875,219	87,837
Fidelity Ultra-Short Central Fund (k)	416,078	35,695
TOTAL FIXED-INCOME FUNDS (Cost $237,043)		228,230
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 3.24% (b)	74,625,452	74,625
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(d)	11,570,777	11,571
TOTAL MONEY MARKET FUNDS (Cost $86,196)		86,196
Cash Equivalents - 1.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) # (c) (Cost $15,396)	$ 15,400	15,396
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $1,333,410)		1,364,270
NET OTHER ASSETS - (6.4)%		(82,555)
NET ASSETS - 100%		$ 1,281,715
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.8763% 11/25/34

	Dec. 2034	$ 63	$ (29)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	100	2
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	300	14
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	200	4
Receive from Deutsche Bank upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	100	1
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	242	2
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	242	2
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	214	4
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	$ 200	$ 1
Receive from Lehman Brothers, Inc. upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	100	1
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	200	1
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	200	0
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	300	(224)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	200	(149)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	110	(59)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34

	March 2034	$ 90	$ (28)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	40	(34)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	90	(41)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	420	(266)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	96	(66)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	200	(95)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	200	(166)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, Class M9, 7.17% 9/25/36

	Oct. 2036	$ 200	$ (135)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	300	(14)
TOTAL CREDIT DEFAULT SWAPS		4,407	(1,274)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	52
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	107
Receive semi-annually a fixed rate equal to 3.735% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2013	25,000	407
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	437
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	815
TOTAL INTEREST RATE SWAPS		43,000	1,818
		$ 47,407	$ 544
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,647,000 or 1.2% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $16,000 and $14,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$15,396,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 8,770
Bank of America, NA	5,481
Barclays Capital, Inc.	1,145
$ 15,396
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 485
Fidelity 2-5 Year Duration Securitized Bond Central Fund	740
Fidelity Cash Central Fund	630
Fidelity Corporate Bond 1-10 Year Central Fund	1,747
Fidelity Mortgage Backed Securities Central Fund	3,107
Fidelity Securities Lending Cash Central Fund	90
Fidelity Ultra-Short Central Fund	1,574
Total	$ 8,373
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 20,530	$ 485	$ 3,775	$ 16,154	0.8%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	26,989	740	-	26,411	0.8%
Fidelity Corporate Bond 1-10 Year Central Fund	54,534	11,750	5,001	62,133	0.8%
Fidelity Mortgage Backed Securities Central Fund	132,512	3,107	50,058	87,837	1.0%
Fidelity Ultra-Short Central Fund	64,377	17,357	40,458	35,695	0.5%
Total	$ 298,942	$ 33,439	$ 99,292	$ 228,230
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	20.7%
AAA,AA,A	9.6%
BBB	4.6%
BB	0.5%
B	1.0%
CCC,CC,C	0.0%
Not Rated	0.1%
Equities	63.2%
Short-Term Investments and Net Other Assets	0.3%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.3%
United Kingdom	1.8%
Canada	1.6%
Others (individually less than 1%)	8.3%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments in each Fidelity Fixed-Income Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,321 and repurchase agreements of $15,396) - See accompanying schedule: Unaffiliated issuers (cost $1,010,171)	$ 1,049,844
Fidelity Central Funds (cost $323,239)	314,426
Total Investments (cost $1,333,410)		$ 1,364,270
Cash		720
Receivable for investments sold Regular delivery		2,999
Delayed delivery		8,438
Receivable for swap agreements		5
Receivable for fund shares sold		1,360
Dividends receivable		628
Interest receivable		2,272
Distributions receivable from Fidelity Central Funds		1,167
Swap agreements, at value		544
Prepaid expenses		4
Other receivables		70
Total assets		1,382,477

Liabilities
Payable for investments purchased Regular delivery	$ 7,760
Delayed delivery	62,732
Payable for fund shares redeemed	1,921
Accrued management fee	439
Distribution fees payable	526
Other affiliated payables	298
Other payables and accrued expenses	119
Collateral on securities loaned, at value	26,967
Total liabilities		100,762

Net Assets		$ 1,281,715
Net Assets consist of:
Paid in capital		$ 1,229,747
Undistributed net investment income		3,230
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		17,224
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		31,514
Net Assets		$ 1,281,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($273,594 ÷ 17,961 shares)	$ 15.23

Maximum offering price per share (100/94.25 of $15.23)	$ 16.16
Class T: Net Asset Value and redemption price per share ($844,464 ÷ 55,027 shares)	$ 15.35

Maximum offering price per share (100/96.50 of $15.35)	$ 15.91
Class B: Net Asset Value and offering price per share ($54,163 ÷ 3,566 shares) A	$ 15.19

Class C: Net Asset Value and offering price per share ($80,939 ÷ 5,335 shares) A	$ 15.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,555 ÷ 1,848 shares)	$ 15.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)

Investment Income
Dividends		$ 6,088
Interest		4,638
Income from Fidelity Central Funds		8,373
Total income		19,099

Expenses
Management fee	$ 2,788
Transfer agent fees	1,539
Distribution fees	3,359
Accounting and security lending fees	278
Custodian fees and expenses	85
Independent trustees' compensation	3
Registration fees	61
Audit	47
Legal	6
Interest	2
Miscellaneous	6
Total expenses before reductions	8,174
Expense reductions	(29)	8,145
Net investment income (loss)		10,954
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,470
Fidelity Central Funds	(3,875)
Foreign currency transactions	17
Swap agreements	1,843
Total net realized gain (loss)		39,455
Change in net unrealized appreciation (depreciation) on: Investment securities	(111,551)
Assets and liabilities in foreign currencies	2
Swap agreements	386
Total change in net unrealized appreciation (depreciation)		(111,163)
Net gain (loss)		(71,708)
Net increase (decrease) in net assets resulting from operations		$ (60,754)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,954	$ 22,744
Net realized gain (loss)	39,455	103,314
Change in net unrealized appreciation (depreciation)	(111,163)	44,301
Net increase (decrease) in net assets resulting from operations	(60,754)	170,359
Distributions to shareholders from net investment income	(11,895)	(23,310)
Distributions to shareholders from net realized gain	(106,465)	(67,457)
Total distributions	(118,360)	(90,767)
Share transactions - net increase (decrease)	68,976	(13,255)
Total increase (decrease) in net assets	(110,138)	66,337

Net Assets
Beginning of period	1,391,853	1,325,516
End of period (including undistributed net investment income of $3,230 and $4,171, respectively)	$ 1,281,715	$ 1,391,853

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 I	2005 K	2004 K	2003 K	2002 K
Selected Per-Share Data
Net asset value, beginning of period	$ 17.37	$ 16.40	$ 16.56	$ 16.04	$ 15.44	$ 14.11	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.15	.32	.21	.33	.37 H	.34	.38
Net realized and unrealized gain (loss)	(.79)	1.84	.84	.58	.59	1.33	(1.30)
Total from investment operations	(.64)	2.16	1.05	.91	.96	1.67	(.92)
Distributions from net investment income	(.17)	(.34)	(.22)	(.39)	(.36)	(.34)	(.38)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-	-
Total distributions	(1.50)	(1.19)	(1.21)M	(.39)	(.36)	(.34)	(.38)
Net asset value, end of period	$ 15.23	$ 17.37	$ 16.40	$ 16.56	$ 16.04	$ 15.44	$ 14.11
Total Return B, C, D	(4.42)%	13.55%	6.66%	5.77%	6.28%	12.04%	(6.04)%
Ratios to Average Net Assets F, J
Expenses before reductions	.97%	.98%	.99% A	1.00%	.98%	.96%	.96%
Expenses net of fee waivers, if any	.97%	.98%	.99% A	1.00%	.98%	.96%	.96%
Expenses net of all reductions	.96%	.97%	.98% A	.96%	.97%	.95%	.94%
Net investment income (loss)	1.83%	1.89%	1.70% A	2.05%	2.35%	2.33%	2.65%
Supplemental Data
Net assets, end of period (in millions)	$ 274	$ 266	$ 208	$ 169	$ 149	$ 131	$ 120
Portfolio turnover rate G	99%	88% L	59% A	145%	68%	96%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. M Total distributions of $1.211 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 I	2005 K	2004 K	2003 K	2002 K
Selected Per-Share Data
Net asset value, beginning of period	$ 17.49	$ 16.50	$ 16.64	$ 16.12	$ 15.50	$ 14.17	$ 15.47
Income from Investment Operations
Net investment income (loss) E	.13	.28	.18	.29	.33 H	.30	.35
Net realized and unrealized gain (loss)	(.79)	1.85	.86	.58	.60	1.33	(1.31)
Total from investment operations	(.66)	2.13	1.04	.87	.93	1.63	(.96)
Distributions from net investment income	(.15)	(.29)	(.18)	(.35)	(.31)	(.30)	(.34)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-	-
Total distributions	(1.48)	(1.14)	(1.18)	(.35)	(.31)	(.30)	(.34)
Net asset value, end of period	$ 15.35	$ 17.49	$ 16.50	$ 16.64	$ 16.12	$ 15.50	$ 14.17
Total Return B, C, D	(4.52)%	13.32%	6.53%	5.47%	6.05%	11.68%	(6.27)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.19%	1.20%	1.22% A	1.24%	1.24%	1.22%	1.23%
Expenses net of fee waivers, if any	1.19%	1.20%	1.22% A	1.24%	1.24%	1.22%	1.23%
Expenses net of all reductions	1.19%	1.20%	1.21% A	1.21%	1.23%	1.21%	1.20%
Net investment income (loss)	1.60%	1.66%	1.47% A	1.81%	2.08%	2.06%	2.38%
Supplemental Data
Net assets, end of period (in millions)	$ 844	$ 948	$ 949	$ 1,038	$ 1,278	$ 1,350	$ 1,319
Portfolio turnover rate G	99%	88% L	59% A	145%	68%	96%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 I	2005 K	2004 K	2003 K	2002 K
Selected Per-Share Data
Net asset value, beginning of period	$ 17.32	$ 16.35	$ 16.50	$ 15.98	$ 15.38	$ 14.06	$ 15.36
Income from Investment Operations
Net investment income (loss)E	.08	.18	.10	.19	.24 H	.22	.26
Net realized and unrealized gain (loss)	(.79)	1.82	.85	.59	.59	1.32	(1.30)
Total from investment operations	(.71)	2.00	.95	.78	.83	1.54	(1.04)
Distributions from net investment income	(.09)	(.18)	(.11)	(.26)	(.23)	(.22)	(.26)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-	-
Total distributions	(1.42)	(1.03)	(1.10) M	(.26)	(.23)	(.22)	(.26)
Net asset value, end of period	$ 15.19	$ 17.32	$ 16.35	$ 16.50	$ 15.98	$ 15.38	$ 14.06
Total ReturnB,C,D	(4.80)%	12.59%	6.03%	4.92%	5.43%	11.08%	(6.83)%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.78%	1.80%	1.84%A	1.85%	1.84%	1.79%	1.79%
Expenses net of fee waivers, if any	1.78%	1.80%	1.84%A	1.83%	1.80%	1.79%	1.79%
Expenses net of all reductions	1.77%	1.80%	1.83%A	1.80%	1.80%	1.78%	1.77%
Net investment income (loss)	1.01%	1.06%	.85%A	1.21%	1.52%	1.49%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$ 54	$ 64	$ 79	$ 99	$ 122	$ 128	$ 107
Portfolio turnover rate G	99%	88%L	59%A	145%	68%	96%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. M Total distributions of $1.101 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 I	2005 K	2004 K	2003 K	2002 K
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 16.34	$ 16.50	$ 15.98	$ 15.37	$ 14.05	$ 15.35
Income from Investment Operations
Net investment income (loss) E	.09	.19	.11	.20	.24 H	.22	.26
Net realized and unrealized gain (loss)	(.79)	1.82	.84	.58	.60	1.32	(1.30)
Total from investment operations	(.70)	2.01	.95	.78	.84	1.54	(1.04)
Distributions from net investment income	(.10)	(.20)	(.12)	(.26)	(.23)	(.22)	(.26)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-	-
Total distributions	(1.43)	(1.05)	(1.11) M	(.26)	(.23)	(.22)	(.26)
Net asset value, end of period	$ 15.17	$ 17.30	$ 16.34	$ 16.50	$ 15.98	$ 15.37	$ 14.05
Total Return B, C, D	(4.76)%	12.66%	6.04%	4.94%	5.50%	11.09%	(6.83)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.73%	1.75%	1.78% A	1.81%	1.80%	1.78%	1.78%
Expenses net of fee waivers, if any	1.73%	1.75%	1.78% A	1.81%	1.80%	1.78%	1.78%
Expenses net of all reductions	1.72%	1.74%	1.77% A	1.77%	1.80%	1.77%	1.76%
Net investment income (loss)	1.06%	1.11%	.91% A	1.24%	1.52%	1.51%	1.83%
Supplemental Data
Net assets, end of period (in millions)	$ 81	$ 82	$ 73	$ 73	$ 79	$ 77	$ 61
Portfolio turnover rate G	99%	88% L	59% A	145%	68%	96%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. M Total distributions of $1.112 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 17.60	$ 16.60	$ 16.74	$ 16.21	$ 15.59	$ 14.25	$ 15.55
Income from Investment Operations
Net investment income (loss) D	.17	.38	.25	.37	.41 G	.38	.43
Net realized and unrealized gain (loss)	(.80)	1.86	.85	.59	.60	1.34	(1.31)
Total from investment operations	(.63)	2.24	1.10	.96	1.01	1.72	(.88)
Distributions from net investment income	(.19)	(.39)	(.24)	(.43)	(.39)	(.38)	(.42)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-	-
Total distributions	(1.52)	(1.24)	(1.24)	(.43)	(.39)	(.38)	(.42)
Net asset value, end of period	$ 15.45	$ 17.60	$ 16.60	$ 16.74	$ 16.21	$ 15.59	$ 14.25
Total Return B, C	(4.29)%	13.92%	6.89%	6.04%	6.55%	12.31%	(5.73)%
Ratios to Average Net Assets E, I
Expenses before reductions	.69%	.68%	.69% A	.75%	.74%	.70%	.69%
Expenses net of fee waivers, if any	.69%	.68%	.69% A	.75%	.74%	.70%	.69%
Expenses net of all reductions	.68%	.67%	.67% A	.71%	.73%	.68%	.67%
Net investment income (loss)	2.10%	2.18%	2.00% A	2.30%	2.59%	2.59%	2.92%
Supplemental Data
Net assets, end of period (in millions)	$ 29	$ 32	$ 17	$ 20	$ 28	$ 39	$ 55
Portfolio turnover rate F	99%	88% K	59% A	145%	68%	96%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended November 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 148,148
Unrealized depreciation	(120,852)
Net unrealized appreciation (depreciation)	$ 27,296
Cost for federal income tax purposes	$ 1,336,974

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap.

The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $369,950 and $444,064, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged ..26% during the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 347	$ -
Class T	.25%	.25%	2,293	-
Class B	.75%	.25%	302	227
Class C	.75%	.25%	417	4
			$ 3,359	$ 231

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45
Class T	20
Class B*	42
Class C*	4
$ 111

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 330.24
Class T	980.21
Class B	90.30
Class C	105.25
Institutional Class	34.21
	$ 1,539

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income amounted to $26. Net income from Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of interest income amounted to $90.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $9,206. The weighted average interest rate was 3.25%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3. During the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Expense Reductions - continued

credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 7
Class T	6
Class C	1
Institutional Class	1
$ 15

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $91.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2008	Year ended August 31, 2007
From net investment income
Class A	$ 2,759	$ 4,655
Class T	7,916	16,414
Class B	340	780
Class C	504	923
Institutional Class	376	538
Total	$ 11,895	$ 23,310
From net realized gain
Class A	$ 20,978	$ 11,423
Class T	71,764	47,585
Class B	4,801	3,708
Class C	6,415	3,782
Institutional Class	2,507	959
Total	$ 106,465	$ 67,457

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended February 29, 2008	Year ended August 31, 2007
Class A
Shares sold	3,120	5,539
Reinvestment of distributions	1,354	935
Shares redeemed	(1,821)	(3,854)
Net increase (decrease)	2,653	2,620
Class T
Shares sold	3,298	7,223
Reinvestment of distributions	4,500	3,675
Shares redeemed	(7,009)	(14,158)
Net increase (decrease)	789	(3,260)
Class B
Shares sold	259	567
Reinvestment of distributions	278	247
Shares redeemed	(642)	(1,984)
Net increase (decrease)	(105)	(1,170)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Share Transactions - continued

	Shares
	Six months ended February 29, 2008	Year ended August 31, 2007
Class C
Shares sold	865	1,116
Reinvestment of distributions	357	246
Shares redeemed	(647)	(1,055)
Net increase (decrease)	575	307
Institutional Class
Shares sold	473	1,083
Reinvestment of distributions	149	84
Shares redeemed	(567)	(384)
Net increase (decrease)	55	783
	Dollars
	Six months ended February 29, 2008	Year ended August 31, 2007
Class A
Shares sold	$ 51,118	$ 94,218
Reinvestment of distributions	22,841	15,548
Shares redeemed	(29,449)	(65,262)
Net increase (decrease)	$ 44,510	$ 44,504
Class T
Shares sold	$ 54,076	$ 123,920
Reinvestment of distributions	76,556	61,488
Shares redeemed	(115,483)	(241,873)
Net increase (decrease)	$ 15,149	$ (56,465)
Class B
Shares sold	$ 4,202	$ 9,616
Reinvestment of distributions	4,681	4,089
Shares redeemed	(10,404)	(33,529)
Net increase (decrease)	$ (1,521)	$ (19,824)
Class C
Shares sold	$ 14,004	$ 18,955
Reinvestment of distributions	6,006	4,079
Shares redeemed	(10,435)	(17,869)
Net increase (decrease)	$ 9,575	$ 5,165
Institutional Class
Shares sold	$ 7,897	$ 18,622
Reinvestment of distributions	2,544	1,412
Shares redeemed	(9,178)	(6,669)
Net increase (decrease)	$ 1,263	$ 13,365

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGI-USAN-0408
1.786778.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:
May 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:
May 7, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:
May 7, 2008